UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

Multi-Strategy Total Return Fund

Investor Class (TMSRX)

This semi-annual shareholder report contains important information about Multi-Strategy Total Return Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - Investor Class	$60	1.20%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,465
Number of Portfolio Holdings	1,806

Portfolio Turnover Rate	69.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	16.0%
Common Stocks	13.9
Bank Loans	11.3
Government Bonds	11.1
U.S. Treasury Obligations	3.4
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.0
Asset-Backed Securities	2.5
Convertible Bonds	2.0
Short-Term and Other*	36.8

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	3.3%
U.S. Treasury Notes	2.9
Brazil Notas do Tesouro Nacional	1.1
Nexstar Media	0.9
TransDigm	0.9
Liberty Broadband	0.8
Live Nation Entertainment	0.8
Tenet Healthcare	0.8
United Mexican States	0.8
Vertiv Group	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1112-053 6/25

Multi-Strategy Total Return Fund

Investor Class (TMSRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Multi-Strategy Total Return Fund

I Class (TMSSX)

This semi-annual shareholder report contains important information about Multi-Strategy Total Return Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - I Class	$52	1.05%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,465
Number of Portfolio Holdings	1,806

Portfolio Turnover Rate	69.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	16.0%
Common Stocks	13.9
Bank Loans	11.3
Government Bonds	11.1
U.S. Treasury Obligations	3.4
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.0
Asset-Backed Securities	2.5
Convertible Bonds	2.0
Short-Term and Other*	36.8

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	3.3%
U.S. Treasury Notes	2.9
Brazil Notas do Tesouro Nacional	1.1
Nexstar Media	0.9
TransDigm	0.9
Liberty Broadband	0.8
Live Nation Entertainment	0.8
Tenet Healthcare	0.8
United Mexican States	0.8
Vertiv Group	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1113-053 6/25

Multi-Strategy Total Return Fund

I Class (TMSSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMSRX Multi-Strategy Total
Return Fund
TMSSX Multi-Strategy Total
Return Fund–
.
I Class

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 9 .72 $ 9 .70 $ 9 .49 $ 10 .70 $ 10 .56 $ 9 .75
Investment
activities
Net investment
income
(1)(2)
0 .19 0 .41 0 .37 0 .15 0 .10 0 .16
Net realized and
unrealized gain/
loss ( 0 .14 ) 0 .16 0 .06 ( 1 .07 ) 0 .40 0 .92
Total from
investment
activities 0 .05 0 .57 0 .43 ( 0 .92 ) 0 .50 1 .08
Distributions
Net investment
income ( 0 .62 ) ( 0 .55 ) ( 0 .14 ) ( 0 .05 ) ( 0 .09 ) ( 0 .25 )
Net realized gain — — ( 0 .08 ) ( 0 .24 ) ( 0 .27 ) ( 0 .02 )
Total distributions ( 0 .62 ) ( 0 .55 ) ( 0 .22 ) ( 0 .29 ) ( 0 .36 ) ( 0 .27 )
NET ASSET
VALUE
End of period $ 9 .15 $ 9 .72 $ 9 .70 $ 9 .49 $ 10 .70 $ 10 .56

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0 .47% 6 .21% 4 .58% ( 8 .75 ) % 4 .74% 11 .34%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .41%
(4)
1 .41% 1 .38% 1 .37% 1 .32% 1 .56%
Net expenses
after waivers/
payments by
Price Associates 1 .20%
(4)
1 .20% 1 .20% 1 .19% 1 .04% 1 .05%
Net investment
income 4 .13%
(4)
4 .27% 3 .87% 1 .49% 0 .96% 1 .55%
Portfolio turnover
rate 69 .3% 126 .3% 110 .3% 133 .8% 144 .8% 99 .5%
Net assets, end
of period (in
thousands) $15,256 $18,761 $25,996 $42,153 $119,258 $120,127
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 9 .64 $ 9 .67 $ 9 .55 $ 10 .75 $ 10 .59 $ 9 .76
Investment
activities
Net investment
income
(1)(2)
0 .20 0 .42 0 .38 0 .17 0 .08 0 .17
Net realized and
unrealized gain/
loss ( 0 .15 ) 0 .17 0 .06 ( 1 .08 ) 0 .44 0 .93
Total from
investment
activities 0 .05 0 .59 0 .44 ( 0 .91 ) 0 .52 1 .10
Distributions
Net investment
income ( 0 .65 ) ( 0 .62 ) ( 0 .24 ) ( 0 .05 ) ( 0 .09 ) ( 0 .25 )
Net realized gain — — ( 0 .08 ) ( 0 .24 ) ( 0 .27 ) ( 0 .02 )
Total distributions ( 0 .65 ) ( 0 .62 ) ( 0 .32 ) ( 0 .29 ) ( 0 .36 ) ( 0 .27 )
NET ASSET
VALUE
End of period $ 9 .04 $ 9 .64 $ 9 .67 $ 9 .55 $ 10 .75 $ 10 .59

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0 .55% 6 .40% 4 .74% ( 8 .62 ) % 4 .92% 11 .54%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .16%
(4)
1 .15% 1 .17% 1 .14% 1 .12% 1 .50%
Net expenses
after waivers/
payments by
Price Associates 1 .05%
(4)
1 .05% 1 .05% 1 .05% 1 .01% 0 .90%
Net investment
income 4 .28%
(4)
4 .42% 4 .04% 1 .77% 0 .73% 1 .70%
Portfolio turnover
rate 69 .3% 126 .3% 110 .3% 133 .8% 144 .8% 99 .5%
Net assets, end
of period (in
thousands) $291,209 $289,529 $276,873 $310,096 $334,438 $8,777
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.1%
Government Bonds 0.1%
Republic of Angola, 8.00%, 11/26/29 (USD)  310,000 248
Total Angola (Cost $271) 248
ARGENTINA 0.5%
Common Stocks 0.2%
MercadoLibre (USD) (1) 266 620
620
Government Bonds 0.3%
Republic of Argentina, STEP, 3.50%, 7/9/41 (USD)  550,000 333
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  230,000 154
Republic of Argentina, STEP, 4.125%, 7/9/46 (USD)  34,205 23
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  465,000 325
YPF, 9.50%, 1/17/31 (USD)  195,000 201
1,036
Total Argentina (Cost $1,424) 1,656
AUSTRALIA 0.0%
Common Stocks 0.0%
Vast Renewables, Warrants, 6/29/28 (USD) (1) 25,200 1
Total Australia (Cost $1) 1
AUSTRIA 0.1%
Corporate Bonds 0.1%
Benteler International, 10.50%, 5/15/28 (USD) (2) 295,000 301
Total Austria (Cost $311) 301
AZERBAIJAN 0.1%
Government Bonds 0.1%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  340,000 298
Total Azerbaijan (Cost $300) 298

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
BRAZIL 1.9%
Corporate Bonds 0.7%
CSN Resources, 5.875%, 4/8/32 (USD) (3) 385,000 309
FS Luxembourg, 8.875%, 2/12/31 (USD) (2) 250,000 251
FS Luxembourg, 8.875%, 2/12/31 (USD)  230,000 231
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 290
Nexa Resources, 6.60%, 4/8/37 (USD) (2) 200,000 198
Raizen Fuels Finance, 5.70%, 1/17/35 (USD) (2) 200,000 187
Raizen Fuels Finance, 6.45%, 3/5/34 (USD)  220,000 219
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (2) 290,000 284
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK) (USD) (4) 272,601 257
2,226
Government Bonds 1.2%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  15,252,000 2,428
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  5,560,000 839
Republic of Brazil, 6.00%, 10/20/33 (USD)  345,000 341
3,608
Total Brazil (Cost $5,805) 5,834
CANADA 0.2%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (2) 305,000 218
218
Common Stocks 0.1%
Shopify, Class A (USD) (1) 3,234 307
307
Convertible Bonds 0.0%
Kardium, Acquisition Date: 5/31/24, Cost $1, 10.00%,
12/31/26 (USD) (1)(5)(6) 700 1
1

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (7) 200,000 204
204
Total Canada (Cost $618) 730
CHILE 0.9%
Corporate Bonds 0.4%
AES Andes, VR, 8.15%, 6/10/55 (USD) (2)(7) 490,000 500
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 228
Banco de Credito e Inversiones, VR, 7.50% (USD) (7)(8) 230,000 224
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (2) 290,000 289
1,241
Government Bonds 0.5%
Bonos de la Tesoreria de la Republica en pesos, 4.70%,
9/1/30 (2) 295,000,000 301
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (2) 665,000,000 719
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (USD)  480,000 295
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 177
1,492
Total Chile (Cost $2,788) 2,733
CHINA 0.6%
Common Stocks 0.3%
58.com (USD) (1)(5) 22,100 —
Alibaba Group Holding (HKD)  20,200 302
Mixue Group (HKD) (1) 1,100 69
Tencent Holdings (HKD)  8,600 527
898
Convertible Bonds 0.1%
H World Group, 3.00%, 5/1/26 (USD)  135,000 145
ZTO Express Cayman, 1.50%, 9/1/27 (USD)  180,000 177
322

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.2%
Country Garden Holdings, 3.125%, 10/22/25 (USD) (1)(9) 300,000 26
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (1)(9) 1,515,000 65
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 146
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (1)(9) 200,000 11
Times China Holdings, 6.75%, 7/8/25 (USD) (1)(9) 200,000 8
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  285,000 279
535
Total China (Cost $2,431) 1,755
COLOMBIA 1.0%
Corporate Bonds 0.4%
Ecopetrol, 7.75%, 2/1/32 (USD)  290,000 277
Ecopetrol, 8.375%, 1/19/36 (USD)  280,000 262
Ecopetrol, 8.875%, 1/13/33 (USD)  362,000 362
Geopark, 5.50%, 1/17/27 (USD)  300,000 289
1,190
Government Bonds 0.6%
Colombian TES, Series B, 6.25%, 7/9/36  612,000,000 93
Republic of Colombia, 3.25%, 4/22/32 (USD)  370,000 286
Republic of Colombia, 4.125%, 5/15/51 (USD)  505,000 281
Republic of Colombia, 7.50%, 2/2/34 (USD)  285,000 278
Republic of Colombia, Series B, 7.00%, 3/26/31  2,554,100,000 493
Republic of Colombia, Series B, 7.00%, 6/30/32  1,600,000,000 295
Republic of Colombia, Series B, 13.25%, 2/9/33  808,400,000 205
1,931
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $38 (USD) (1)(6) † 53
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $30 (USD) (1)(6) † 32
85
Total Colombia (Cost $3,165) 3,206

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
COSTA RICA 0.1%
Government Bonds 0.1%
Republic of Costa Rica, 6.55%, 4/3/34 (USD)  280,000 287
Total Costa Rica (Cost $291) 287
CÔTE D'IVOIRE 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 205,000 193
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (2) 600,000 555
Total Côte d'Ivoire (Cost $787) 748
CYPRUS 0.1%
Corporate Bonds 0.1%
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD)  230,000 219
Total Cyprus (Cost $231) 219
CZECH REPUBLIC 0.2%
Government Bonds 0.2%
Czech Republic, 3.00%, 3/3/33  14,950,000 639
Total Czech Republic (Cost $585) 639
ECUADOR 0.1%
Government Bonds 0.1%
Republic of Ecuador, STEP, 5.50%, 7/31/35 (USD)  330,000 199
Total Ecuador (Cost $175) 199
EGYPT 0.3%
Government Bonds 0.3%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  350,000 284
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (2) 610,000 583
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (2) 200,000 184
Total Egypt (Cost $1,103) 1,051

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
EL SALVADOR 0.3%
Government Bonds 0.3%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (2) 150,000 3
Republic of El Salvador, 9.25%, 4/17/30 (USD) (2) 615,000 635
Republic of El Salvador, 9.25%, 4/17/30 (USD)  170,000 176
Total El Salvador (Cost $776) 814
FRANCE 0.3%
Common Stocks 0.2%
Airbus  2,120 360
Societe Generale  7,042 367
727
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21,
Cost $7 (1)(5)(6) 8 1
1
Corporate Bonds 0.1%
BNP Paribas, 3.375%, 1/23/26 (GBP)  100,000 132
132
Total France (Cost $761) 860
GAMBIA 0.2%
Corporate Bonds 0.2%
Africell Holding, 10.50%, 10/23/29 (USD) (2) 575,000 541
Total Gambia (Cost $575) 541
GERMANY 2.0%
Common Stocks 0.4%
Infineon Technologies  14,260 472
Rheinmetall  238 405
SAP  1,242 364
1,241

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.8%
BMW International Investment, 5.50%, 6/6/26 (GBP)  100,000 134
Deutsche Bank, Series USTR, VR, 8.13% (USD) (3)(7)(8) 400,000 397
TK Elevator Holdco, 7.625%, 7/15/28 (USD) (2) 1,000,000 1,001
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (2) 600,000 588
ZF North America Capital, 6.75%, 4/23/30 (USD) (2) 355,000 323
2,443
Government Bonds 0.6%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  1,248,422 1,404
KfW, 1.125%, 7/4/25 (GBP)  63,000 84
KfW, 2.00%, 5/2/25 (USD)  306,000 306
1,794
Preferred Stocks 0.2%
Sartorius  2,750 714
714
Total Germany (Cost $5,983) 6,192
GHANA 0.1%
Corporate Bonds 0.1%
Kosmos Energy, 8.75%, 10/1/31 (USD) (2)(3) 300,000 243
Total Ghana (Cost $300) 243
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 3.70%, 10/7/33 (USD) (2) 350,000 292
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 290
Total Guatemala (Cost $591) 582
HONG KONG 0.0%
Common Stocks 0.0%
Duality Biotherapeutics (1) 2,000 53
Total Hong Kong (Cost $25) 53

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 0.3%
Corporate Bonds 0.1%
OTP Bank, VR, 8.75%, 5/15/33 (USD) (7) 250,000 265
265
Government Bonds 0.2%
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 237
Republic of Hungary, 5.50%, 6/16/34 (USD)  290,000 280
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 267
784
Total Hungary (Cost $1,052) 1,049
INDIA 0.8%
Common Stocks 0.4%
ICICI Bank  29,212 491
Kotak Mahindra Bank  22,727 594
1,085
Corporate Bonds 0.2%
Adani International Container Terminal, 3.00%, 2/16/31
(USD)  248,000 212
HDFC Bank, VR, 3.70% (USD) (7)(8) 310,000 296
Shriram Finance, 6.15%, 4/3/28 (USD) (3) 230,000 226
734
Government Bonds 0.2%
Republic of India, 6.45%, 10/7/29  12,680,000 153
Republic of India, 7.18%, 8/14/33  31,000,000 386
539
Total India (Cost $2,105) 2,358
INDONESIA 0.2%
Common Stocks 0.1%
Bank Central Asia  545,200 290
290

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Krakatau Posco, 6.375%, 6/11/29 (USD)  300,000 297
297
Government Bonds 0.0%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  2,044,000,000 125
125
Total Indonesia (Cost $751) 712
IRELAND 0.1%
Corporate Bonds 0.1%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 142
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  150,000 158
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (2) 90,000 93
Total Ireland (Cost $388) 393
ISRAEL 0.0%
Common Stocks 0.0%
CyberArk Software (USD) (1) 446 157
Total Israel (Cost $151) 157
ITALY 0.2%
Common Stocks 0.2%
PRADA (HKD)  48,400 302
UniCredit  4,589 267
Total Italy (Cost $531) 569
JAMAICA 0.1%
Corporate Bonds 0.1%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (2) 200,000 198
Total Jamaica (Cost $200) 198

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
JAPAN 1.1%
Common Stocks 1.1%
Asics  31,300 673
Chugai Pharmaceutical  17,000 979
Mitsubishi Heavy Industries  17,600 347
Mitsubishi UFJ Financial Group  18,900 238
Nintendo  8,200 681
Rakuten Bank (1) 5,800 244
Recruit Holdings  1,900 105
Tokyo Electron  1,100 164
Total Japan (Cost $2,643) 3,431
KAZAKHSTAN 0.2%
Corporate Bonds 0.1%
Kaspi.KZ, 6.25%, 3/26/30 (USD) (2) 300,000 294
294
Government Bonds 0.1%
KazMunayGas National, 3.50%, 4/14/33 (USD)  280,000 233
233
Total Kazakhstan (Cost $533) 527
MALAYSIA 0.2%
Government Bonds 0.2%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  1,475,000 365
Government of Malaysia, Series 0518, 4.921%, 7/6/48  510,000 134
Total Malaysia (Cost $443) 499
MAURITIUS 0.1%
Corporate Bonds 0.1%
Axian Telecom, 7.375%, 2/16/27 (USD) (2) 230,000 229
Total Mauritius (Cost $230) 229

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 1.9%
Bank Loans 0.2% (10)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
9.06%, 9/5/29 (USD) (5) 484,999 482
482
Corporate Bonds 0.6%
Banco Mercantil del Norte, VR, 7.50% (USD) (7)(8) 240,000 235
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (7) 310,000 294
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (2)(7) 455,000 464
Comision Federal de Electricidad, 5.70%, 1/24/30 (USD) (2) 700,000 689
Grupo Televisa, 5.25%, 5/24/49 (USD)  250,000 169
Metalsa, 3.75%, 5/4/31 (USD) (2) 150,000 121
1,972
Government Bonds 1.1%
Banco Nacional de Comercio Exterior SNC, VR, 2.72%,
8/11/31 (USD) (7) 300,000 283
Comision Federal de Electricidad, 3.348%, 2/9/31 (USD)  350,000 300
FIEMEX Energia - Banco Actinver Institucion de Banca
Multiple, 7.25%, 1/31/41 (USD)  288,333 287
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  135,000 125
United Mexican States, 4.875%, 5/19/33 (USD)  320,000 295
United Mexican States, Series M, 7.50%, 5/26/33  24,030,000 1,108
United Mexican States, Series M, 7.75%, 5/29/31  3,125,000 151
United Mexican States, Series M, 7.75%, 11/23/34  16,463,000 760
3,309
Total Mexico (Cost $5,703) 5,763
MONTENEGRO 0.2%
Government Bonds 0.2%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (2) 600,000 606
Total Montenegro (Cost $610) 606
MOROCCO 0.3%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  240,000 234
234

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.2%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  700,000 579
579
Total Morocco (Cost $797) 813
NETHERLANDS 0.5%
Common Stocks 0.3%
Adyen (1) 426 689
BE Semiconductor Industries  3,106 336
1,025
Corporate Bonds 0.2%
Trivium Packaging Finance, 5.50%, 8/15/26 (USD) (2) 500,000 495
495
Total Netherlands (Cost $1,318) 1,520
NEW ZEALAND 0.3%
Government Bonds 0.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,636,000 641
Government of New Zealand, Series 0554, 5.00%, 5/15/54  778,000 450
Total New Zealand (Cost $1,264) 1,091
NIGERIA 0.1%
Government Bonds 0.1%
Republic of Nigeria, 8.747%, 1/21/31 (USD)  300,000 277
Total Nigeria (Cost $292) 277
OMAN 0.1%
Government Bonds 0.1%
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 301
Total Oman (Cost $298) 301

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 0.3%
Corporate Bonds 0.1%
C&W Senior Finance, 9.00%, 1/15/33 (USD) (2) 240,000 241
241
Government Bonds 0.2%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 255
Republic of Panama, 2.252%, 9/29/32 (USD)  230,000 169
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 219
643
Total Panama (Cost $919) 884
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  281,000 237
Total Paraguay (Cost $232) 237
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 6.15%, 8/12/32  1,050,000 292
Total Peru (Cost $235) 292
PHILIPPINES 0.2%
Government Bonds 0.2%
Republic of Philippines, 6.25%, 1/14/36  36,000,000 631
Total Philippines (Cost $752) 631
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, Series 1033, 6.00%, 10/25/33  1,880,000 527
Republic of Poland, Series 1034, 5.00%, 10/25/34  2,300,000 599
Total Poland (Cost $1,037) 1,126

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 0.1%
Government Bonds 0.1%
Republic of Romania, 3.00%, 2/14/31 (USD)  250,000 208
Total Romania (Cost $213) 208
SAUDI ARABIA 0.3%
Corporate Bonds 0.2%
Al Rajhi Bank, VR, 6.375% (USD) (7)(8) 230,000 233
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (2) 200,000 202
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  275,000 281
716
Government Bonds 0.1%
NCB Tier 1 Sukuk, VR, 3.50% (USD) (7)(8) 225,000 217
217
Total Saudi Arabia (Cost $923) 933
SERBIA 0.2%
Government Bonds 0.2%
Republic of Serbia, 6.25%, 5/26/28 (USD)  300,000 308
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  41,050,000 388
Total Serbia (Cost $737) 696
SINGAPORE 0.1%
Common Stocks 0.1%
Sea, ADR (USD) (1) 1,506 202
Total Singapore (Cost $185) 202
SOUTH AFRICA 0.5%
Government Bonds 0.5%
Eskom Holdings, 4.314%, 7/23/27 (USD)  300,000 287
Republic of South Africa, 5.875%, 4/20/32 (USD) (3) 310,000 293
Republic of South Africa, Series 2035, 8.875%, 2/28/35  17,150,000 827
Transnet, 8.25%, 2/6/28 (USD)  235,000 237
Total South Africa (Cost $1,698) 1,644

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.2%
Common Stocks 0.2%
SK Hynix  4,680 584
Total South Korea (Cost $572) 584
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (2)(3) 181,151 168
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (2)(3) 181,281 147
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (2) 240,100 157
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (2) 58,084 41
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (2) 236,218 167
Total Sri Lanka (Cost $710) 680
SUPRANATIONAL 0.2%
Government Bonds 0.2%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  16,200,000 191
International Bank for Reconstruction & Development,
6.85%, 4/24/28 (INR)  29,000,000 346
Total Supranational (Cost $539) 537
SURINAME 0.5%
Government Bonds 0.5%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (2)(4) 1,037,199 958
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (2) 551,000 583
Total Suriname (Cost $1,160) 1,541
SWEDEN 0.2%
Bank Loans 0.2% (10)
Anticimex Global, FRN, 3M TSFR + 3.15%, 7.49%, 11/16/28
(USD)  580,500 575
Total Sweden (Cost $579) 575

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.2%
Common Stocks 0.2%
Cie Financiere Richemont, Class A  1,881 333
Sonova Holding  720 221
Total Switzerland (Cost $482) 554
TAIWAN 0.5%
Common Stocks 0.5%
Airtac International Group  9,000 247
Alchip Technologies  3,000 200
MediaTek  6,000 255
Taiwan Semiconductor Manufacturing  29,000 822
Total Taiwan (Cost $1,324) 1,524
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (2) 310,000 312
Total Tanzania (Cost $309) 312
THAILAND 0.3%
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  6,200,000 221
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  26,736,434 785
Total Thailand (Cost $1,040) 1,006
TRINIDAD AND TOBAGO 0.1%
Government Bonds 0.1%
Republic of Trinidad and Tobago, 4.50%, 6/26/30 (USD)  310,000 281
Total Trinidad and Tobago (Cost $289) 281
TÜRKIYE 0.4%
Corporate Bonds 0.3%
Akbank TAS, VR, 9.369% (USD) (7)(8) 210,000 210

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD)  230,000 236
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (2) 570,000 573
1,019
Government Bonds 0.1%
Republic of Turkiye, Series 7Y, 7.125%, 2/12/32 (USD)  300,000 294
294
Total Türkiye (Cost $1,321) 1,313
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.1%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (7) 230,000 231
Sobha Sukuk, 8.75%, 7/17/28 (USD)  245,000 251
482
Government Bonds 0.1%
Government of Abu Dhabi, 3.00%, 9/15/51 (USD)  420,000 277
277
Total United Arab Emirates (Cost $765) 759
UNITED KINGDOM 1.5%
Bank Loans 0.2% (10)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.75%, 5.936%,
4/29/29 (EUR) (5) 215,000 241
CD&R Firefly Bidco, FRN, GBP SONIA + 5.25%, 9.709%,
6/21/28 (5) 116,250 151
Crown Finance U.S., FRN, 1M TSFR + 5.25%, 9.579%,
12/2/31 (USD)  199,500 198
590
Common Stocks 0.9%
Barclays  43,092 172
London Stock Exchange Group  6,529 1,017
Standard Chartered  20,500 295
Unilever  21,652 1,378
2,862

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  19,000 16
16
Corporate Bonds 0.4%
NatWest Markets, 6.625%, 6/22/26  100,000 136
Rolls-Royce, 3.625%, 10/14/25 (USD) (2) 900,000 894
1,030
Total United Kingdom (Cost $4,055) 4,498
UNITED STATES 38.7%
Asset-Backed Securities 2.4%
AMSR Trust, Series 2020-SFR2, Class G, 4.00%,
7/17/37 (2) 335,000 333
AMSR Trust, Series 2020-SFR2, Class I, 5.25%, 7/17/37 (2) 145,000 144
Applebee's Funding, Series 2019-1A, Class A2II, 4.723%,
6/5/49 (2) 84,150 83
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (2) 60,000 62
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (2) 230,000 241
Avis Budget Rental Car Funding AESOP, Series 2023-2A,
Class D, 7.26%, 10/20/27 (2) 100,000 100
Avis Budget Rental Car Funding AESOP, Series 2023-3A,
Class D, 7.32%, 2/20/28 (2) 100,000 100
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class D, FRN, SOFR30A + 2.05%, 6.404%, 12/26/31 (2) 149,050 149
Blackbird Capital Aircraft Lease Securitization, Series 2016-
1A, Class A, STEP, 4.213%, 12/16/41 (2) 151,778 152
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (2) 250,000 254
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  10,007 10
Elara HGV Timeshare Issuer, Series 2019-A, Class C,
3.45%, 1/25/34 (2) 26,528 26
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (2) 119,328 123
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (2) 990,586 1,039
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (2) 320,360 354
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (2) 243,125 246

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 76,600 73
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 283,938 258
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (2) 220,984 228
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 7.50%, 5/20/32 (2) 160,979 162
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29 (2) 791 1
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (2) 1,611 2
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (2) 428 —
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (2) 320,000 314
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 18,081 18
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (2) 295,000 304
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32 (2) 3,394 3
Santander Bank Auto Credit-Linked Notes, Series 2022-C,
Class D, 8.197%, 12/15/32 (2) 20,255 20
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (2) 180,866 182
SEB Funding, Series 2024-1A, Class A2, 7.386%,
4/30/54 (2) 440,000 451
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (2) 93,320 91
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 140,372 134
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $49, 7.131%, 11/30/44 (5)(6) 49,128 49
Ziply Fiber Issuer, Series 2024-1A, Class C, 11.17%,
4/20/54 (2) 1,500,000 1,606
7,312
Bank Loans 10.7% (10)
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
11.32%, 1/4/29  397,256 390
Applied Systems, FRN, 3M TSFR + 2.75%, 7.049%, 2/24/31  397,253 396
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.172%,
12/10/29  141,060 138
AssuredPartners, FRN, 1M TSFR + 3.50%, 2/14/31 (11) 700,000 700
Asurion, FRN, 1M TSFR + 3.25%, 7.686%, 12/23/26 (11) 982,141 973

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Avalara, FRN, 1M TSFR + 3.25%, 7.553%, 3/26/32  210,000 209
Azek Group, FRN, 1M TSFR + 2.00%, 9/26/31 (11) 600,000 595
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.67%, 5/10/27  1,395,390 1,377
ChampionX, FRN, 1M TSFR + 2.75%, 7.172%, 6/7/29  1,487,424 1,484
Chromalloy, FRN, 3M TSFR + 3.75%, 8.039%, 3/27/31  471,438 463
Cloud Software Group, FRN, 3M TSFR + 3.75%, 8.049%,
3/21/31  244,388 241
CMG Media, FRN, 3M TSFR + 3.50%, 7.899%, 6/18/29  663,324 626
ConnectWise, FRN, 3M TSFR + 3.50%, 8.061%, 9/29/28  580,500 579
CSC Holdings, FRN, 1M TSFR + 1.50%, 9.00%, 4/15/27  278,779 268
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.822%, 1/18/28  236,708 230
Delta Topco, FRN, 6M TSFR + 5.25%, 9.512%, 11/29/30  435,000 428
Directv Financing, FRN, 3M TSFR + 5.00%, 9.541%, 8/2/27  524,844 524
Eagle Broadband Investments, FRN, 3M TSFR + 3.00%,
7.561%, 11/12/27  397,922 396
Edelman Financial Engines Center, FRN, 1M TSFR +
5.25%, 9.572%, 10/6/28  805,000 782
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.072%,
11/22/32  366,112 366
Everi Holdings, FRN, 1M TSFR + 2.50%, 6.936%, 8/3/28  965,547 965
First Eagle Holdings, FRN, 3M TSFR + 2.50%, 2/1/27 (11) 400,000 399
Fleet U.S. Bidco, FRN, 6M TSFR + 2.75%, 7.055%,
2/21/31 (5) 96,417 96
Frontier Communications Holdings, FRN, 1M TSFR +
2.50%, 6.792%, 7/1/31  997,500 992
Graham Packaging, FRN, 1M TSFR + 2.50%, 6.822%,
8/4/27  983,675 982
Gray Media, FRN, 1M TSFR + 5.25%, 6/4/29 (11) 54,612 53
Icon Parent, FRN, 3M TSFR + 5.00%, 9.315%, 11/12/32  400,000 393
Javelin Buyer, FRN, 3M TSFR + 3.25%, 7.563%, 12/5/31  110,000 110
Javelin Buyer, FRN, 3M TSFR + 5.25%, 9.563%, 10/7/32  55,000 54
Kaseya, FRN, 1M TSFR + 5.00%, 9.322%, 3/20/33  417,735 407
Live Nation Entertainment, FRN, 1M TSFR + 1.75%, 6.17%,
10/19/26  1,989,474 1,984
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.572%, 7/29/29  888,463 843
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.322%,
6/1/28  200,000 199
Main Street Sports Group, 12.00%, 1/2/28, (12% Cash or
15% PIK) (4) 10,282 9
Mallinckrodt, FRN, 1M TSFR + 9.50%, 11/14/28 (11) 1,496,203 1,549
MH Sub I, FRN, 1M TSFR + 4.25%, 8.572%, 5/3/28  118,146 112
MIC Glen, FRN, 1M TSFR + 3.50%, 7.822%, 7/21/28  438,526 438
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.33%,
4/11/29  234,220 206
Nexstar Media, FRN, 1M TSFR + 2.50%, 6.936%, 9/18/26  2,641,715 2,640

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.813%,
5/30/29  198,997 198
Playa Resorts Holding, FRN, 1M TSFR + 2.75%, 1/5/29 (11) 1,300,000 1,297
Primo Brands, FRN, 3M TSFR + 2.25%, 6.549%, 3/31/28  1,001,866 993
Project Alpha Intermediate Holding, FRN, 1M TSFR +
5.00%, 11/21/32 (11) 405,000 387
QXO, FRN, 1M TSFR + 3.00%, 4/23/32 (11) 240,000 240
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.686%, 9/25/26  564,175 494
RealPage, FRN, 3M TSFR + 3.75%, 8.049%, 4/24/28  400,000 399
RFS OPCO, FRN, 1M TSFR + 4.75%, 9.049%, 4/4/31 (5) 208,950 207
Spirit AeroSystems, FRN, 3M TSFR + 4.50%, 8.78%,
1/15/27  988,347 988
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.323%,
2/6/30 (5) 340,000 309
TransDigm, FRN, 3M TSFR + 2.75%, 7.049%, 3/22/30  1,485,000 1,481
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 9.436%,
6/20/28 (11) 312,251 287
Vertiv Group, FRN, 1M TSFR + 1.75%, 6.073%, 3/2/27  1,990,000 1,981
32,857
Common Stocks 8.7%
Advanced Micro Devices (1) 1,680 164
AirJoule Technologies, Warrants, 3/15/29 (1) 36,900 24
Alphabet, Class A  2,404 382
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15 (1)
(6) 700 17
Amazon.com (1) 6,070 1,119
Analog Devices  1,148 224
ANSYS (1) 2,010 647
Apple  3,712 789
AppLovin, Class A (1) 146 39
AvalonBay Communities, REIT  940 197
Bank of America  4,625 184
Bicara Therapeutics (1) 2,206 32
Block (1) 4,834 283
Boeing (1) 3,010 552
BRC, Class A (1)(3) 801 2
Broadcom  1,546 298
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (1)
(5)(6) 144 207
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28 (1) 36,400 —
Carvana (1) 869 212
Charles Schwab  15,868 1,292

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Citigroup  7,486 512
Classover Holdings, Warrants, 4/7/30 (1) 36,700 2
CME Group  2,136 592
ConocoPhillips  5,897 525
Constellation Energy  810 181
Copart (1) 6,791 414
Crowdstrike Holdings, Class A (1) 271 116
Deere  1,288 597
Diamond Sports Group, Acquisition Date: 1/2/25, Cost $1 (1)
(6) 464 7
Diamondback Energy  1,216 160
Eli Lilly  1,088 978
Exxon Mobil  6,266 662
Flowco Holdings, Class A (1) 1,917 37
Freeport-McMoRan  1,644 59
GCT Semiconductor Holding, Warrants, 12/31/28 (1) 24,750 2
General Electric  2,295 462
Gilead Sciences  3,250 346
Helix Acquisition Corp. II (1)(3) 35,386 385
HubSpot (1) 611 374
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $59 (1)(5)
(6) 4,183 59
Intuitive Surgical (1) 487 251
Kenvue  24,562 580
Liberty Broadband, Class C (1) 27,652 2,499
Mastercard, Class A  1,230 674
Meta Platforms, Class A  1,474 809
Metsera (1) 4,764 115
Microsoft  4,555 1,800
Monolithic Power Systems  160 95
Netflix (1) 595 673
NextEra Energy  2,556 171
NVIDIA  7,439 810
Palantir Technologies, Class A (1) 1,010 120
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(5)(6) 165 3
Perception Capital IV, Warrants, 11/10/26 (1) 24,850 3
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) 94 —
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) — —
Radius Recycling  29,000 851
Rambus (1) 3,600 176
Reliance  1,123 324
Repligen (1) 4,611 636

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Revolution Medicines, Warrants, 11/14/28 (1) 2,200 —
ServiceNow (1) 222 212
ServiceTitan, Class A (1) 156 18
Sherwin-Williams  1,371 484
Sionna Therapeutics, Acquisition Date: 3/4/24, Cost $— (1)
(6) 16 —
Socure, Acquisition Date: 12/22/21, Cost $1 (1)(5)(6) 89 —
Starbucks  2,388 191
Structure Therapeutics, ADR (1)(3) 1,282 35
Synopsys (1) 629 289
Tesla (1) 500 141
Texas Instruments  600 96
Tradeweb Markets, Class A  1,341 185
UnitedHealth Group  1,156 476
Volato Group, Warrants, 12/3/28 (1) 36,400 2
Xcel Energy  10,323 730
26,583
Convertible Bonds 1.9%
Airbnb, Zero Coupon, 3/15/26  1,505,000 1,443
BlackLine, Zero Coupon, 3/15/26  300,000 290
Block, Zero Coupon, 5/1/26  433,000 412
Cable One, Zero Coupon, 3/15/26  500,000 473
Galvanize Therapeutics, Acquisition Date: 2/28/24, Cost $1,
2/13/27 (1)(5)(6) 800 1
Insulet, 0.375%, 9/1/26  818,000 1,010
Match Group Financeco 2, 0.875%, 6/15/26 (2) 600,000 572
Peloton Interactive, Zero Coupon, 2/15/26  300,000 283
Rapid7, 0.25%, 3/15/27  300,000 275
Rivian Automotive, 4.625%, 3/15/29  38,000 38
Spotify USA, Zero Coupon, 3/15/26  204,000 260
U.S. Steel, 5.00%, 11/1/26  239,000 779
Wolfspeed, 1.875%, 12/1/29  320,000 91
5,927
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $91 (1)(5)(6) 1,504 1
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $8 (1)(5)(6) 195 8
Ares Management, Series B, 6.75%, 10/1/27  1,677 83
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $2 (1)(5)(6) 100 2

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $3 (1)(5)(6) 386 3
Boeing, 6.00%, 10/15/27  1,855 114
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14 (1)(5)(6) 8 12
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (1)
(5)(6) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)
(5)(6) 423 1
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)
(5)(6) 1,376 12
Databricks, Series H, Acquisition Date: 8/31/21, Cost $36 (1)
(5)(6) 489 45
Databricks, Series I, Acquisition Date: 9/14/23, Cost $18 (1)
(5)(6) 249 23
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(5)(6) 330 2
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $— (1)(5)(6) 68 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)
(5)(6) 1,889 5
FOG Pharma, Series E, Acquisition Date: 2/29/24,
Cost $— (1)(5)(6) 41 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $53 (1)(5)(6) 2,193 53
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (1)
(5)(6) 222 13
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(5)(6) 3,412 19
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $— (1)(5)(6) 24 —
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)
(5)(6) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $8 (1)(5)(6) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10 (1)(5)(6) 384 33
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $81 (1)(5)(6) 1,032 88
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(5)
(6) 162 —

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $11 (1)(5)(6) 180 11
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $55 (1)(5)(6) 689 55
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $15 (1)(5)(6) 1,156 11
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(5)
(6) 1,232 16
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $1 (1)(5)(6) 625 1
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)
(5)(6) 238 4
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(5)
(6) 1,822 40
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(5)(6) 534 12
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $3 (1)(5)(6) 69 4
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (1)(5)
(6) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (1)
(5)(6) 89 —
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (1)
(5)(6) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (1)(5)
(6) 207 1
Third Arc Bio, Series A, Acquisition Date: 7/16/24,
Cost $1 (1)(5)(6) 285 1
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1 (1)(5)(6) 88 1
692
Corporate Bonds 10.0%
1261229 BC, 10.00%, 4/15/32 (2) 400,000 391
Alliant Holdings Intermediate, 7.375%, 10/1/32 (2) 35,000 35
Allied Universal Holdco, 9.75%, 7/15/27 (2) 400,000 401
Ally Financial, VR, 6.848%, 1/3/30 (7) 70,000 72
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (2)(4) 1,000,000 1,010
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (2)(4) 200,000 202
American Electric Power, 5.699%, 8/15/25  52,000 52
American Express, VR, 5.098%, 2/16/28 (7) 80,000 81
AssuredPartners, 5.625%, 1/15/29 (2) 800,000 796
At Home Group, 4.875%, 7/15/28 (2) 240,000 62
Axon Enterprise, 6.125%, 3/15/30 (2) 55,000 56

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Axon Enterprise, 6.25%, 3/15/33 (2) 40,000 41
Boost Newco Borrower, 7.50%, 1/15/31 (2) 200,000 211
Brandywine Operating Partnership, 8.875%, 4/12/29  200,000 210
Capital One Financial, VR, 6.312%, 6/8/29 (7) 95,000 99
Capital One Financial, VR, 6.377%, 6/8/34 (7) 95,000 99
Carnival, 7.625%, 3/1/26 (2) 1,500,000 1,500
CCO Holdings, 4.25%, 1/15/34 (2)(3) 223,000 187
CEC Entertainment, 6.75%, 5/1/26 (2) 110,000 108
Centene, 4.625%, 12/15/29  161,000 154
Charter Communications Operating, 2.80%, 4/1/31  187,000 162
Charter Communications Operating, 3.70%, 4/1/51  30,000 18
Charter Communications Operating, 3.90%, 6/1/52  653,000 414
Charter Communications Operating, 4.908%, 7/23/25  13,000 13
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (2)(4) 359,476 381
CHS, 10.875%, 1/15/32 (2) 35,000 36
Cloud Software Group, 8.25%, 6/30/32 (2) 352,000 367
Cloud Software Group, 9.00%, 9/30/29 (2) 300,000 303
CMG Media, 8.875%, 6/18/29 (2) 100,000 88
Comstock Resources, 6.75%, 3/1/29 (2) 241,000 229
Constellation Energy Generation, 3.25%, 6/1/25  54,000 54
Crescent Energy Finance, 7.375%, 1/15/33 (2) 195,000 174
DISH DBS, 5.25%, 12/1/26 (2) 546,000 497
DISH DBS, 7.75%, 7/1/26  210,000 183
DISH Network, 11.75%, 11/15/27 (2) 380,000 399
Everi Holdings, 5.00%, 7/15/29 (2) 600,000 603
Ferrellgas, 5.375%, 4/1/26 (2) 900,000 875
Frontier Communications Holdings, 6.00%, 1/15/30 (2) 400,000 400
General Motors Financial, 6.05%, 10/10/25  49,000 49
GPD, 10.125%, 4/1/26 (2)(3) 200,000 182
Gray Media, 5.375%, 11/15/31 (2) 425,000 252
H&E Equipment Services, 3.875%, 12/15/28 (2) 1,400,000 1,393
Hewlett Packard Enterprise, 4.55%, 10/15/29  953,000 946
Hilcorp Energy I, 6.00%, 4/15/30 (2) 63,000 58
Hyundai Capital America, 5.50%, 3/30/26 (2) 70,000 70
LCPR Senior Secured Financing, 6.75%, 10/15/27 (2) 335,000 276
Level 3 Financing, 10.75%, 12/15/30 (2) 56,305 62
Level 3 Financing, 11.00%, 11/15/29 (2) 23,655 26
Live Nation Entertainment, 6.50%, 5/15/27 (2) 500,000 506
Mallinckrodt International Finance, 14.75%, 11/14/28 (2) 183,868 192
Match Group Holdings II, 4.625%, 6/1/28 (2) 200,000 192
Nationstar Mortgage Holdings, 5.50%, 8/15/28 (2) 600,000 594
Navient, 6.75%, 6/25/25  11,000 11

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
NCL, 5.875%, 3/15/26 (2) 47,000 47
Neptune Bidco U.S., 9.29%, 4/15/29 (2) 716,000 637
Nexstar Media, 5.625%, 7/15/27 (2) 200,000 197
NGL Energy Operating, 8.125%, 2/15/29 (2) 109,000 102
Ovintiv, 5.65%, 5/15/25  51,000 51
PennyMac Financial Services, 5.375%, 10/15/25 (2) 1,500,000 1,491
Primo Water Holdings, 6.25%, 4/1/29 (2) 400,000 399
Quikrete Holdings, 6.375%, 3/1/32 (2) 445,000 447
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.151%,
10/15/26 (2) 175,000 174
Rocket Mortgage, 2.875%, 10/15/26 (2) 500,000 484
Santander Holdings USA, VR, 6.124%, 5/31/27 (3)(7) 150,000 152
Service Properties Trust, 4.375%, 2/15/30 (3) 100,000 75
Service Properties Trust, 5.25%, 2/15/26  400,000 394
Service Properties Trust, 8.875%, 6/15/32 (3) 100,000 97
Shutterfly Finance, 9.75%, 10/1/27 (2) 36,006 36
Sirius XM Radio, 5.00%, 8/1/27 (2) 53,000 52
Southern, VR, 1.875%, 9/15/81 (EUR) (7) 230,000 247
Sprint, 7.625%, 3/1/26  49,000 50
Stagwell Global, 5.625%, 8/15/29 (2) 168,000 158
Synopsys, 5.15%, 4/1/35  45,000 45
Synopsys, 5.70%, 4/1/55  95,000 91
TEGNA, 4.75%, 3/15/26 (2) 1,000,000 986
Tenet Healthcare, 6.25%, 2/1/27  2,400,000 2,397
Time Warner Cable, 6.55%, 5/1/37  19,000 19
Time Warner Cable, 6.75%, 6/15/39  46,000 46
TransDigm, 5.50%, 11/15/27  1,200,000 1,191
Transocean, 8.75%, 2/15/30 (2) 299,200 293
Triumph Group, 9.00%, 3/15/28 (2) 600,000 629
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  33,312 33
United Airlines, 4.375%, 4/15/26 (2) 375,000 370
United Rentals North America, 6.00%, 12/15/29 (2) 1,000,000 1,013
United Wholesale Mortgage, 5.50%, 11/15/25 (2) 300,000 298
Venture Global LNG, VR, 9.00% (2)(7)(8) 295,000 252
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (2) 315,000 322
Vistra, VR, 7.00% (2)(7)(8) 82,000 82
Walgreens Boots Alliance, 3.45%, 6/1/26  600,000 586
Western Digital, 4.75%, 2/15/26  804,000 795
30,510
Municipal Securities 0.6%
Colorado HFA, Covenant Living Community, Series B,
4.48%, 12/1/40  250,000 216

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  30,000 4
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (2) 365,000 375
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 1,077,683 644
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (1)(13) 45,000 25
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (1)(13) 370,000 205
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  275,000 220
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  100,000 92
Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/47  500,000 46
1,827
Non-U.S. Government Mortgage-Backed Securities 0.5%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 5.586%, 4/15/34 (2) 75,000 71
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $90, 7.084%,
9/25/29 (5)(6) 89,540 90
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 7.286%, 11/15/34 (2) 130,000 1
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 5.122%,
8/10/35 (2) 100,000 93
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 5.986%, 8/15/38 (2) 38,345 32
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 8.366%, 6/15/36 (2) 160,000 151
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class
E, ARM, 1M TSFR + 2.447%, 6.769%, 12/15/37 (2) 100,000 99
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 125,000 15
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 80,000 1
Connecticut Avenue Securities Trust, Series 2022-R06,
Class 1M1, CMO, ARM, SOFR30A + 2.75%, 7.104%,
5/25/42 (2) 37,726 38
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (2) 275,000 204
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (2) 115,000 99
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.654%,
2/25/42 (2) 44,662 45

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM,
2.577%, 2/25/57 (2) 122,241 114
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 7.561%, 6/15/39 (2) 100,000 99
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (2) 175,000 137
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (2) 162,811 151
1,440
Preferred Stocks 0.1%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $295 (1)(5)(6) 300 295
295
U.S. Government & Agency Mortgage-Backed
Securities 0.6%
Federal Home Loan Mortgage, CMO, IO
2.00%, 10/25/50 - 6/15/52  1,171,149 154
2.50%, 4/25/51  394,502 61
5.00%, 7/25/48 - 10/25/54  623,068 141
5.50%, 11/25/53  179,361 43
Federal National Mortgage Assn., CMO, IO
2.00%, 2/25/51 - 4/25/52  2,868,854 378
2.50%, 5/25/47 - 3/25/51  1,395,845 204
5.00%, 8/25/54  638,889 156
5.50%, 9/25/53 - 11/25/54  1,000,525 243
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 3/20/51  650,915 84
2.50%, 8/20/49 - 11/20/51  1,617,966 228
3.00%, 8/20/50 - 8/20/51  764,618 129
1,821
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 3.0%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  438,016 435
U.S. Treasury Notes, 3.00%, 7/15/25  1,180,000 1,177
U.S. Treasury Notes, 3.50%, 9/15/25  1,725,000 1,720
U.S. Treasury Notes, 4.25%, 5/31/25  776,200 776
U.S. Treasury Notes, 4.25%, 10/15/25  1,350,000 1,350
U.S. Treasury Notes, 4.625%, 6/30/25  990,000 990

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 6.875%, 8/15/25 (3) 2,800,000 2,816
9,264
Total United States (Cost $115,109) 118,528
UZBEKISTAN 0.2%
Government Bonds 0.2%
JSCB Agrobank, 9.25%, 10/2/29 (USD) (2) 250,000 259
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (2) 200,000 202
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 258
Total Uzbekistan (Cost $723) 719
VIETNAM 0.0%
Common Stocks 0.0%
FPT  500 2
Hoa Phat Group (1) 2,000 2
Total Vietnam (Cost $5) 4
ZAMBIA 0.0%
Government Bonds 0.0%
Republic of Zambia, 0.50%, 12/31/53 (USD)  235,000 134
Total Zambia (Cost $143) 134
SHORT-TERM INVESTMENTS 36.4%
Money Market Funds 33.0%
T. Rowe Price Government Reserve Fund, 4.38% (14)(15) 101,203,903 101,204
101,204
U.S. Treasury Obligations 3.4%
U.S. Treasury Bills, 4.017%, 10/30/25  1,000,000 979
U.S. Treasury Bills, 4.166%, 7/10/25  1,000,000 992
U.S. Treasury Bills, 4.172%, 9/18/25  1,000,000 984
U.S. Treasury Bills, 4.243%, 5/22/25  3,285,000 3,277
U.S. Treasury Bills, 4.253%, 7/24/25  1,000,000 990
U.S. Treasury Bills, 4.289%, 6/12/25  1,000,000 995
U.S. Treasury Bills, 4.298%, 8/14/25  1,000,000 988

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Bills, 4.421%, 5/1/25  1,000,000 1,000
10,205
Total Short-Term Investments (Cost $111,410) 111,409
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.38% (14)(15) 1,118,471 1,118
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,118
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.38% (14)(15) 2,153,563 2,154
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2,154
Total Securities Lending Collateral (Cost $3,272) 3,272
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.4%
OTC Options Purchased 0.4%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
2 Year Interest
Rate Swap,
12/23/27 Receive
Fixed 3.00%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/19/25 @
3.00%* (1) 1 6,590 45

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap,
12/30/55 Pay
Fixed 4.50%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
12/26/25 @
4.50%* (1) 1 1,361 22
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/8/25 @
2.25%* (1) 1 2,500 8
Citibank
USD / CNH,
Call, 7/8/25 @
CNH7.70 (1) 1 2,300 1
Citibank
USD / CNH,
Call, 1/6/26 @
CNH8.00 (1) 1 1,337 2
Citibank
USD / JPY,
Put, 9/4/25 @
JPY136.00 (1) 1 2,444 37
Citibank
USD / SAR,
Call, 10/13/25 @
SAR3.77 (1) 1 730 2
Goldman Sachs
10 Year Interest
Rate Swap,
3/24/36 Pay
Fixed 4.39%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
3/20/26 @
4.39%* (1) 2 5,714 68

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
2 Year Interest
Rate Swap,
12/16/27 Receive
Fixed 3.00%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/12/25 @
3.00%* (1) 1 25,100 169
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/8/25 @
2.00%* (1) 1 2,500 5
Goldman Sachs
Credit Default
Swap, Protection
Sold (Relevant
Credit: Markit
CDX.NA.IG-S44,
5 Year Index,
6/20/30), Receive
1.00% Quarterly,
Pay upon credit
default, 5/21/25
@ 0.58%* (1) 1 10,100 2
Goldman Sachs
NASDAQ 100
Stock Index,
Put, 5/16/25 @
$15,500.00 (1) 2 3,914 2
Goldman Sachs
USD / EUR,
Put, 4/14/26 @
USD1.24 (1) 1 804 8
JPMorgan Chase
Chevron, Call,
6/20/25 @
$155.00 (1) 134 1,823 8
JPMorgan Chase
Exxon Mobil,
Call, 6/20/25 @
$115.00 (1) 244 2,577 24
JPMorgan Chase
USD / KRW,
Put, 6/2/25 @
KRW1,414.40 (1) 1 1,485 15

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest
Rate Swap,
3/24/36 Pay
Fixed 4.39%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
3/20/26 @
4.39%* (1) 2 5,198 61
Morgan Stanley
2 Year Interest
Rate Swap,
12/15/27 Receive
Fixed 2.75%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/11/25 @
2.75%* (1) 1 6,600 32
Morgan Stanley
30 Year Interest
Rate Swap,
12/30/55 Pay
Fixed 4.50%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
12/26/25 @
4.50%* (1) 2 2,715 44
Morgan Stanley
30 Year Interest
Rate Swap,
7/14/55 Pay
Fixed 5.25%
Annually, Receive
Variable 4.41%
(SOFR) Annually,
7/10/25 @
5.25%* (1) 2 5,370 1
Morgan Stanley
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/8/25 @
2.00%* (1) 1 100 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
12/8/25 @
2.25%* (1) 1 100 —
Morgan Stanley
5 Year Interest
Rate Swap,
5/6/31 Receive
Fixed 3.00%
Annually, Pay
Variable 4.41%
(SOFR) Annually,
5/4/26 @
3.00%* (1) 1 2,550 34
Morgan Stanley
Intra-Cellular
Therapies,
Put, 8/15/25 @
$110.00 (1) 158 2,084 —
Morgan Stanley
NASDAQ 100
Stock Index,
Call, 5/16/25 @
$20,400.00 (1) 4 7,828 39
Morgan Stanley
Radius Recycling,
Put, 10/17/25 @
$22.50 (1) 290 851 15
Morgan Stanley
S&P 500 Index,
Call, 6/20/25 @
$5,850.00 (1) 42 23,390 234
Morgan Stanley
SPDR Euro
STOXX 50 ETF,
Put, 8/15/25 @
$50.00 (1) 20 113 2
UBS Investment Bank
ConocoPhillips,
Call, 6/20/25 @
$100.00 (1) 194 1,729 23
UBS Investment Bank
S&P 500 Index,
Put, 8/15/25 @
$5,350.00 (1) 23 12,809 366

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
Technology
Select Sector
SPDR Fund,
Put, 12/19/25 @
$196.00 (1) 18 378 20
Wells Fargo
Technology
Select Sector
SPDR Fund,
Put, 12/19/25 @
$198.00 (1) 9 189 11
Total Options Purchased (Cost $1,244) 1,300
Total Investments in Securities
99.9% of Net Assets
(Cost $300,588) $ 306,066
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $47,656 and represents 15.6% of net assets.
(3) See Note 4. All or a portion of this security is on loan at April 30, 2025.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,310 and represents 0.4% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(8) Perpetual security with no stated maturity date.
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11) All or a portion of this loan is unsettled as of April 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP Egyptian Pound
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KES Kenya Shilling
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RSD Serbian Dinar
SAR Saudi Riyal
SARON Swiss Average Rate Overnight
SEK Swedish Krona

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand
ZMW Zambian Kwacha

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
iTraxx Europe-S42, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default,
6/18/25 @ 0.58%* (EUR) 1 2,630 (13)
Citibank
USD / JPY, Put, 9/4/25 @
JPY145.37 1 815 (36)
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year
Index, 12/20/29), Pay
5.00% Quarterly, Receive
upon credit default,
5/21/25 @ 1.05%* 1 1,360 (22)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
5/16/25 @ $76.00 933 7,333 (12)
Morgan Stanley
Intra-Cellular Therapies,
Call, 12/19/25 @ $135.00 79 1,042 —
Morgan Stanley
S&P 500 Index, Put,
6/20/25 @ $5,000.00 42 23,390 (184)
RBC Capital Markets
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year
Index, 12/20/29), Pay
5.00% Quarterly, Receive
upon credit default,
5/21/25 @ 1.06%* 1 1,350 (34)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
5/16/25 @ $78.00 734 5,769 (59)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
5/16/25 @ $78.00 734 5,769 (36)
Total Options Written (Premiums $(494)) $ (396)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS (0.8)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.4)%
Credit Default Swaps, Protection Bought (0.1)%
United States (0.1)%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 1,438 (175) (170) (5)
Total United States (170) (5)
Total Bilateral Credit Default Swaps, Protection
Bought (170) (5)
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 345 14 16 (2)
Total Luxembourg 16 (2)
Mexico (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/25 (USD) * 55 — — —
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/25 (USD) * 324 (6) (4) (2)
Total Mexico (4) (2)
Total Bilateral Credit Default Swaps, Protection
Sold 12 (4)
Total Return Swaps (0.3)%
Australia 0.0%
Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia
Monthly, Receive Variable 3.710% (1M
ADBB + (0.40)%) Monthly, 1/20/26 783 (60) — (60)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
QBE Insurance Group Monthly, Receive
Variable 3.710% (1M ADBB + (0.40)%)
Monthly, 1/20/26 410 (25) — (25)
Citibank, Pay Underlying Reference:
REA Group Monthly, Receive Variable
3.710% (1M ADBB + (0.40)%) Monthly,
1/20/26 820 (35) — (35)
Morgan Stanley, Pay Underlying
Reference: Westpac Banking Monthly,
Receive Variable 3.668% (1M ADBB +
(0.40)%) Monthly, 1/20/26 640 (27) — (27)
Morgan Stanley, Receive Underlying
Reference: Downer EDI Monthly, Pay
Variable 4.618% (1M ADBB + 0.55%)
Monthly, 1/20/26 431 13 — 13
UBS Investment Bank, Receive
Underlying Reference: ANZ Group
Holdings Monthly, Pay Variable 4.468%
(1M ADBB + 0.40%) Monthly, 1/20/26 356 19 — 19
UBS Investment Bank, Receive
Underlying Reference: ANZ Group
Holdings Monthly, Pay Variable 4.473%
(1M ADBB + 0.40%) Monthly, 1/20/26 819 62 — 62
UBS Investment Bank, Receive
Underlying Reference: Mirvac Monthly,
Pay Variable 4.510% (1M ADBB +
0.40%) Monthly, 1/20/26 1,177 63 — 63
UBS Investment Bank, Receive
Underlying Reference: Northern Star
Resources Monthly, Pay Variable
4.510% (1M ADBB + 0.40%) Monthly,
1/20/26 4 — — —
Total Australia — 10
Austria 0.0%
Citibank, Pay Underlying Reference:
Erste Group Bank Monthly, Receive
Variable 2.023% (EUR ESTR + (0.30)%)
Monthly, 1/20/26 816 (50) — (50)
JPMorgan Chase, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable 2.625% (EUR ESTR + 0.35%)
Monthly, 1/20/26 489 51 — 51
Total Austria — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Belgium (0.0)%
JPMorgan Chase, Receive Underlying
Reference: Syensqo Monthly, Pay
Variable 2.518% (EUR ESTR + 0.35%)
Monthly, 1/20/26 — — — —
JPMorgan Chase, Receive Underlying
Reference: Syensqo Monthly, Pay
Variable 2.625% (EUR ESTR + 0.35%)
Monthly, 1/20/26 1 — — —
Morgan Stanley, Pay Underlying
Reference: UCB Monthly, Receive
Variable 1.817% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 450 (48) — (48)
Total Belgium — (48)
Bermuda 0.0%
Goldman Sachs, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 3 — — —
Morgan Stanley, Pay Underlying
Reference: Norwegian Cruise Line
Holdings Monthly, Receive Variable
4.127% (SOFR + (0.20)%) Monthly,
1/20/26 265 5 — 5
Total Bermuda — 5
Brazil 0.0%
Bank of America, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/21/26 127 18 — 18
Morgan Stanley, Receive Underlying
Reference: Banco do Brasil Monthly,
Pay Variable 4.777% (SOFR + 0.45%)
Monthly, 1/21/26 1 — — —
Morgan Stanley, Receive Underlying
Reference: Banco do Brasil Monthly,
Pay Variable 4.779% (SOFR + 0.45%)
Monthly, 1/21/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.779% (SOFR + 0.45%)
Monthly, 1/21/26 1 — — —
Total Brazil — 18

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Canada (0.0)%
Bank of America, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 3.254% (CORRA + 0.50%)
Monthly, 1/19/26 647 — — —
Bank of America, Receive Underlying
Reference: Great-West Lifeco Monthly,
Pay Variable 3.254% (CORRA + 0.50%)
Monthly, 1/19/26 974 20 — 20
Citibank, Receive Underlying Reference:
Fairfax Financial Holdings Monthly, Pay
Variable 3.206% (CORRA + 0.45%)
Monthly, 1/19/26 6 1 — 1
Citibank, Receive Underlying Reference:
Franco-Nevada Monthly, Pay Variable
3.204% (CORRA + 0.45%) Monthly,
1/19/26 — — — —
Citibank, Receive Underlying Reference:
Franco-Nevada Monthly, Pay Variable
3.206% (CORRA + 0.45%) Monthly,
1/19/26 4 — — —
Citibank, Receive Underlying Reference:
GFL Environmental Monthly, Pay
Variable 3.204% (CORRA + 0.45%)
Monthly, 1/19/26 1 — — —
Citibank, Receive Underlying Reference:
GFL Environmental Monthly, Pay
Variable 3.206% (CORRA + 0.45%)
Monthly, 1/19/26 5 — — —
Citibank, Receive Underlying Reference:
Shopify, Class A Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 4 1 — 1
Citibank, Receive Underlying Reference:
Toronto-Dominion Bank Monthly, Pay
Variable 3.204% (CORRA + 0.45%)
Monthly, 1/19/26 — — — —
Citibank, Receive Underlying Reference:
Toronto-Dominion Bank Monthly, Pay
Variable 3.206% (CORRA + 0.45%)
Monthly, 1/19/26 3 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Wheaton Precious Metals Monthly,
Pay Variable 4.750% (SOFR + 0.42%)
Monthly, 1/20/26 1 — — —
Citibank, Receive Underlying Reference:
Wheaton Precious Metals Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 3 1 — 1
Citigroup Global Markets, Receive
Underlying Reference: Franco-Nevada
Monthly, Pay Variable 3.206% (CORRA
+ 0.45%) Monthly, 1/19/26 — — — —
Citigroup Global Markets, Receive
Underlying Reference: GFL
Environmental Monthly, Pay Variable
3.206% (CORRA + 0.45%) Monthly,
1/19/26 1 — — —
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 2.454% (CORRA +
(0.30)%) Monthly, 1/19/26 289 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset
Management, Class A Monthly, Receive
Variable 2.454% (CORRA + (0.30)%)
Monthly, 1/19/26 560 (33) — (33)
Goldman Sachs, Receive Underlying
Reference: Interfor Monthly, Pay Variable
3.054% (CORRA + 0.30%) Monthly,
1/19/26 446 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly,
Pay Variable 3.054% (CORRA + 0.30%)
Monthly, 1/19/26 355 12 — 12
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 2.354% (CORRA +
(0.40)%) Monthly, 1/19/26 129 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Manulife Financial Monthly,
Receive Variable 2.354% (CORRA +
(0.40)%) Monthly, 1/19/26 616 (19) — (19)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Shopify, Class A Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 160 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Shopify, Class A Monthly,
Receive Variable 4.132% (SOFR +
(0.20)%) Monthly, 1/20/26 79 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 2.354% (CORRA +
(0.40)%) Monthly, 1/19/26 1,367 (38) — (38)
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Kansas
City Monthly, Pay Variable 3.304%
(CORRA + 0.55%) Monthly, 1/19/26 753 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Shopify, Class A Monthly,
Pay Variable 3.304% (CORRA + 0.55%)
Monthly, 1/19/26 405 34 — 34
Total Canada — (89)
Cayman Islands 0.0%
Citibank, Receive Underlying Reference:
Alibaba Group Holding Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
BeiGene Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 119 28 — 28
Citibank, Receive Underlying Reference:
Futu Holdings Monthly, Pay Variable
4.747% (SOFR + 0.42%) Monthly,
1/20/26 — — — —
Citibank, Receive Underlying Reference:
Futu Holdings Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Galaxy Digital Holdings Monthly, Pay
Variable 3.206% (CORRA + 0.45%)
Monthly, 1/19/26 (CAD) 2 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
NU Holdings, Class A Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 3 1 — 1
Citibank, Receive Underlying Reference:
PDD Holdings Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Sea Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Galaxy Digital Holdings
Monthly, Pay Variable 3.154% (CORRA
+ 0.40%) Monthly, 1/19/26 (CAD) 1 — — —
Morgan Stanley, Pay Underlying
Reference: Futu Holdings Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 162 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Futu Holdings Monthly,
Receive Variable 4.132% (SOFR +
(0.20)%) Monthly, 1/20/26 79 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Alibaba Group Holding
Monthly, Pay Variable 4.619% (1M HKD
HIBOR + 0.55%) Monthly, 1/20/26 (HKD) 12 — — —
Morgan Stanley, Receive Underlying
Reference: Alibaba Group Holding
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 1 — — —
Morgan Stanley, Receive Underlying
Reference: Alibaba Group Holding
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 192 28 — 28
Morgan Stanley, Receive Underlying
Reference: Structure Therapeutics
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 22 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Tencent Holdings
Monthly, Pay Variable 3.861% (1M HKD
HIBOR + 0.35%) Monthly, 1/20/26 (HKD) 1,100 12 — 12
Total Cayman Islands — 57
China 0.0%
UBS Investment Bank, Receive
Underlying Reference: Sany Heavy
Industry, Class A Monthly, Pay Variable
3.050% (1M CNH HIBOR + 0.75%)
Monthly, 1/21/26 1,765 2 — 2
UBS Investment Bank, Receive
Underlying Reference: Weichai Power,
Class A Monthly, Pay Variable 3.050%
(1M CNH HIBOR + 0.75%) Monthly,
1/21/26 1,800 6 — 6
Total China — 8
Curacao (0.0)%
Bank of America, Receive Underlying
Reference: Schlumberger Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 203 (3) — (3)
Total Curacao — (3)
Cyprus 0.0%
UBS Investment Bank, Receive
Underlying Reference: TCS Group
Holding Monthly, Pay Variable 4.684%
(SOFR + 0.35%) Monthly, 1/18/26 — — — —
Total Cyprus — —
Denmark (0.0)%
Bank of America, Receive Underlying
Reference: Carlsberg, Class B Monthly,
Pay Variable 2.567% (1M DKK CIBOR +
0.35%) Monthly, 1/20/26 1,859 10 — 10
Citibank, Pay Underlying Reference:
Genmab Monthly, Receive Variable
1.867% (1M DKK CIBOR + (0.35)%)
Monthly, 1/20/26 1,838 (21) — (21)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Novo Nordisk, Class B
Monthly, Receive Variable 1.867% (1M
DKK CIBOR + (0.35)%) Monthly, 1/20/26 2,616 (8) — (8)
Total Denmark — (19)
Finland (0.0)%
Citibank, Pay Underlying Reference:
Neste Monthly, Receive Variable 2.023%
(EUR ESTR + (0.30)%) Monthly, 1/20/26 393 (119) — (119)
Citibank, Receive Underlying Reference:
Stora Enso, Class R Monthly, Pay
Variable 2.723% (EUR ESTR + 0.40%)
Monthly, 1/20/26 556 36 — 36
Goldman Sachs, Receive Underlying
Reference: UPM-Kymmene Monthly,
Pay Variable 2.675% (EUR ESTR +
0.40%) Monthly, 1/20/26 552 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 2.625% (EUR ESTR +
0.35%) Monthly, 1/20/26 693 30 — 30
JPMorgan Chase, Receive Underlying
Reference: Stora Enso, Class R Monthly,
Pay Variable 2.625% (EUR ESTR +
0.35%) Monthly, 1/20/26 166 12 — 12
Morgan Stanley, Pay Underlying
Reference: Fortum Monthly, Receive
Variable 1.925% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 484 (57) — (57)
Total Finland — (95)
France 0.1%
Citibank, Pay Underlying Reference:
Pernod Ricard Monthly, Receive Variable
2.023% (EUR ESTR + (0.30)%) Monthly,
1/20/26 734 (53) — (53)
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
2.675% (EUR ESTR + 0.40%) Monthly,
1/17/26 271 21 — 21
Goldman Sachs, Receive Underlying
Reference: BNP Paribas Monthly, Pay
Variable 2.675% (EUR ESTR + 0.40%)
Monthly, 1/20/26 993 58 — 58

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Cie de Saint-Gobain Monthly,
Pay Variable 2.568% (EUR ESTR +
0.40%) Monthly, 1/20/26 — — — —
Goldman Sachs, Receive Underlying
Reference: Cie de Saint-Gobain Monthly,
Pay Variable 2.675% (EUR ESTR +
0.40%) Monthly, 1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: Sanofi Monthly, Pay Variable
2.568% (EUR ESTR + 0.40%) Monthly,
1/20/26 — — — —
Goldman Sachs, Receive Underlying
Reference: Sanofi Monthly, Pay Variable
2.675% (EUR ESTR + 0.40%) Monthly,
1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: Societe Generale Monthly,
Pay Variable 2.675% (EUR ESTR +
0.40%) Monthly, 1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: TotalEnergies Monthly, Pay
Variable 2.568% (EUR ESTR + 0.40%)
Monthly, 1/20/26 — — — —
Goldman Sachs, Receive Underlying
Reference: TotalEnergies Monthly, Pay
Variable 2.675% (EUR ESTR + 0.40%)
Monthly, 1/20/26 4 — — —
Goldman Sachs, Receive Underlying
Reference: Vinci Monthly, Pay Variable
2.675% (EUR ESTR + 0.40%) Monthly,
1/20/26 250 10 — 10
JPMorgan Chase, Receive Underlying
Reference: SPIE Monthly, Pay Variable
2.625% (EUR ESTR + 0.35%) Monthly,
1/20/26 165 14 — 14
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 1.925% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 343 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: Societe Generale Monthly,
Pay Variable 2.625% (EUR ESTR +
0.35%) Monthly, 1/20/26 106 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: Capgemini Monthly, Receive
Variable 1.923% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 915 (108) — (108)
Total France — (66)
Germany 0.0%
Citibank, Pay Underlying Reference:
Dr Ing hc F Porsche Monthly, Receive
Variable 2.023% (EUR ESTR + (0.30)%)
Monthly, 1/20/26 179 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Beiersdorf Monthly, Pay
Variable 2.675% (EUR ESTR + 0.40%)
Monthly, 1/20/26 1,612 75 — 75
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 2.675% (EUR ESTR +
0.40%) Monthly, 1/20/26 237 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 2.675% (EUR ESTR + 0.40%)
Monthly, 1/20/26 496 38 — 38
JPMorgan Chase, Receive Underlying
Reference: BASF Monthly, Pay Variable
2.625% (EUR ESTR + 0.35%) Monthly,
1/20/26 203 14 — 14
JPMorgan Chase, Receive Underlying
Reference: Continental Monthly, Pay
Variable 2.625% (EUR ESTR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Daimler Truck Holding
Monthly, Pay Variable 2.625% (EUR
ESTR + 0.35%) Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Fresenius SE & Co KGaA
Monthly, Pay Variable 2.625% (EUR
ESTR + 0.35%) Monthly, 1/20/26 588 45 — 45
JPMorgan Chase, Receive Underlying
Reference: Infineon Technologies
Monthly, Pay Variable 2.625% (EUR
ESTR + 0.35%) Monthly, 1/20/26 294 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive
Underlying Reference: Muenchener
Rueckversicherungs-Gesellschaft AG
in Muenchen Monthly, Pay Variable
2.625% (EUR ESTR + 0.35%) Monthly,
1/20/26 5 — — —
JPMorgan Chase, Receive Underlying
Reference: SAP Monthly, Pay Variable
2.520% (EUR ESTR + 0.35%) Monthly,
1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: SAP Monthly, Pay Variable
2.625% (EUR ESTR + 0.35%) Monthly,
1/20/26 11 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Siemens Monthly, Pay
Variable 2.625% (EUR ESTR + 0.35%)
Monthly, 1/20/26 3 — — —
Morgan Stanley, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable 1.925% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 374 — — —
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
2.625% (EUR ESTR + 0.35%) Monthly,
1/20/26 224 24 — 24
UBS Investment Bank, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 1.923% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 438 (65) — (65)
Total Germany — 147
Hong Kong 0.0%
UBS Investment Bank, Receive
Underlying Reference: Tencent Holdings
Monthly, Pay Variable 3.861% (1M HKD
HIBOR + 0.35%) Monthly, 1/20/26 44 — — —
Total Hong Kong — —
Indonesia 0.0%
UBS Investment Bank, Receive
Underlying Reference: Bank Central Asia
Monthly, Pay Variable 5.079% (SOFR +
0.75%) Monthly, 1/21/26 153 8 — 8
Total Indonesia — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Ireland 0.0%
Bank of America, Receive Underlying
Reference: Medtronic Monthly, Pay
Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 248 7 — 7
Citibank, Receive Underlying Reference:
Smurfit WestRock Monthly, Pay Variable
4.750% (SOFR + 0.42%) Monthly,
1/20/26 — — — —
Citibank, Receive Underlying Reference:
Smurfit WestRock Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
JPMorgan Chase, Pay Underlying
Reference: James Hardie Industries
Monthly, Receive Variable (1.128)%
(SOFR + (5.455)%) Monthly, 1/20/26 393 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: Pentair Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 384 (40) — (40)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 1,232 4 — 4
Morgan Stanley, Receive Underlying
Reference: Seagate Technology
Holdings Monthly, Pay Variable 4.727%
(SOFR + 0.40%) Monthly, 1/20/26 220 57 — 57
Morgan Stanley, Receive Underlying
Reference: Seagate Technology
Holdings Monthly, Pay Variable 4.760%
(SOFR + 0.40%) Monthly, 1/20/26 137 16 — 16
Total Ireland — 10
Israel 0.0%
JPMorgan Chase, Pay Underlying
Reference: Global-e Online Monthly,
Receive Variable 4.077% (SOFR +
(0.25)%) Monthly, 1/20/26 296 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: CyberArk Software Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 518 26 — 26

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Monday.com Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 392 46 — 46
Total Israel — 42
Italy 0.0%
JPMorgan Chase, Receive Underlying
Reference: FinecoBank Banca Fineco
Monthly, Pay Variable 2.625% (EUR
ESTR + 0.35%) Monthly, 1/20/26 386 6 — 6
Morgan Stanley, Pay Underlying
Reference: Amplifon Monthly, Receive
Variable 1.925% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 122 — — —
Morgan Stanley, Receive Underlying
Reference: Interpump Group Monthly,
Pay Variable 2.545% (EUR ESTR +
0.35%) Monthly, 1/20/26 142 11 — 11
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 2.625% (EUR ESTR + 0.35%)
Monthly, 1/20/26 460 13 — 13
UBS Investment Bank, Receive
Underlying Reference: Intesa Sanpaolo
Monthly, Pay Variable 2.518% (EUR
ESTR + 0.35%) Monthly, 1/20/26 — — — —
UBS Investment Bank, Receive
Underlying Reference: Intesa Sanpaolo
Monthly, Pay Variable 2.673% (EUR
ESTR + 0.35%) Monthly, 1/20/26 2 — — —
Total Italy — 30
Japan 0.0%
Citibank, Pay Underlying Reference:
SCREEN Holdings Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 13,155 (9) — (9)
Citibank, Receive Underlying Reference:
FUJIFILM Holdings Monthly, Pay
Variable 0.857% (JPY TONA + 0.38%)
Monthly, 1/20/26 216,770 (37) — (37)
Citibank, Receive Underlying Reference:
Mercari Monthly, Pay Variable 0.857%
(JPY TONA + 0.38%) Monthly, 1/20/26 23,274 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Sumitomo Mitsui Trust Group Monthly,
Pay Variable 0.857% (JPY TONA +
0.38%) Monthly, 1/20/26 58,517 46 — 46
Citigroup Global Markets, Pay
Underlying Reference: Murata
Manufacturing Monthly, Receive Variable
0.057% (JPY TONA + (0.42)%) Monthly,
1/20/26 84,906 (63) — (63)
Citigroup Global Markets, Pay
Underlying Reference: SCREEN
Holdings Monthly, Receive Variable
0.057% (JPY TONA + (0.42)%) Monthly,
1/20/26 6,139 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Aisin Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 32,995 (58) — (58)
Morgan Stanley, Pay Underlying
Reference: Central Japan Railway
Monthly, Receive Variable 0.057% (JPY
TONA + (0.42)%) Monthly, 1/20/26 148,457 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Eisai Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 51,805 (45) — (45)
Morgan Stanley, Pay Underlying
Reference: Fast Retailing Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/20/26 37,120 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Hitachi Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 102,835 (49) — (49)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/20/26 41,557 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: Hoya Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 53,312 (26) — (26)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/20/26 44,080 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 36,405 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: Nippon Telegraph &
Telephone Monthly, Receive Variable
0.057% (JPY TONA + (0.42)%) Monthly,
1/20/26 67,340 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: Olympus Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 121,958 (43) — (43)
Morgan Stanley, Pay Underlying
Reference: Recruit Holdings Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/20/26 180,762 (59) — (59)
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 87,306 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: Shiseido Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 34,128 2 — 2
Morgan Stanley, Pay Underlying
Reference: Sompo Holdings Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/20/26 43,040 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable 0.057%
(JPY TONA + (0.42)%) Monthly, 1/20/26 125,336 (53) — (53)
Morgan Stanley, Pay Underlying
Reference: Tokyo Metro Monthly,
Receive Variable 0.057% (JPY TONA +
(0.42)%) Monthly, 1/20/26 44,438 20 — 20
Morgan Stanley, Receive Underlying
Reference: Asics Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 37,956 30 — 30

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $
Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Calbee Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 32,772 10 — 10
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 1.007% (JPY
TONA + 0.53%) Monthly, 1/20/26 49,121 82 — 82
Morgan Stanley, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 1.010% (JPY TONA + 0.53%)
Monthly, 1/20/26 57,164 3 — 3
Morgan Stanley, Receive Underlying
Reference: Denso Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 29,409 13 — 13
Morgan Stanley, Receive Underlying
Reference: Isetan Mitsukoshi Holdings
Monthly, Pay Variable 1.007% (JPY
TONA + 0.53%) Monthly, 1/20/26 38,259 16 — 16
Morgan Stanley, Receive Underlying
Reference: KDDI Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 12,575 1 — 1
Morgan Stanley, Receive Underlying
Reference: Kusuri no Aoki Holdings
Monthly, Pay Variable 1.007% (JPY
TONA + 0.53%) Monthly, 1/20/26 40,597 16 — 16
Morgan Stanley, Receive Underlying
Reference: Kyushu Railway Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 60,126 8 — 8
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 38,123 19 — 19
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Estate Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 101,545 33 — 33
Morgan Stanley, Receive Underlying
Reference: Nintendo Monthly, Pay
Variable 1.006% (JPY TONA + 0.53%)
Monthly, 1/20/26 1,129 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Nintendo Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/20/26 49,464 53 — 53
Morgan Stanley, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 1.007% (JPY
TONA + 0.53%) Monthly, 1/20/26 54,312 2 — 2
Morgan Stanley, Receive Underlying
Reference: Otsuka Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 77,828 10 — 10
Morgan Stanley, Receive Underlying
Reference: Rakuten Bank Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/20/26 41,167 3 — 3
Morgan Stanley, Receive Underlying
Reference: Renesas Electronics
Monthly, Pay Variable 1.007% (JPY
TONA + 0.53%) Monthly, 1/20/26 72,333 — — —
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 76,048 49 — 49
Morgan Stanley, Receive Underlying
Reference: Shin-Etsu Chemical Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 23,163 19 — 19
Morgan Stanley, Receive Underlying
Reference: Sumitomo Realty &
Development Monthly, Pay Variable
1.007% (JPY TONA + 0.53%) Monthly,
1/20/26 71,550 3 — 3
Morgan Stanley, Receive Underlying
Reference: Sysmex Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/20/26 134,838 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Toyota Industries Monthly,
Pay Variable 1.007% (JPY TONA +
0.53%) Monthly, 1/20/26 39,076 93 — 93
Morgan Stanley, Receive Underlying
Reference: Trial Holdings Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/20/26 37,440 (13) — (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Unicharm Monthly, Pay
Variable 1.007% (JPY TONA + 0.53%)
Monthly, 1/20/26 80,427 36 — 36
UBS Investment Bank, Pay Underlying
Reference: Dai-ichi Life Holdings
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 19,229 (16) — (16)
UBS Investment Bank, Pay Underlying
Reference: Dai-ichi Life Holdings
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 32,830 (24) — (24)
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/20/26 32,670 (24) — (24)
UBS Investment Bank, Pay Underlying
Reference: Mitsubishi Heavy Industries
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 86,238 (126) — (126)
UBS Investment Bank, Pay Underlying
Reference: Mizuho Financial Group
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 52,833 (44) — (44)
UBS Investment Bank, Pay Underlying
Reference: Omron Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/20/26 58,090 (39) — (39)
UBS Investment Bank, Pay Underlying
Reference: Shimadzu Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/20/26 110,617 (57) — (57)
UBS Investment Bank, Pay Underlying
Reference: SoftBank Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/20/26 132,113 (77) — (77)
UBS Investment Bank, Receive
Underlying Reference: CKD Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 55,774 78 — 78
UBS Investment Bank, Receive
Underlying Reference: Ibiden Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 338 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: ITOCHU Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 633 1 — 1
UBS Investment Bank, Receive
Underlying Reference: KDDI Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 29,900 16 — 16
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 166,253 137 — 137
UBS Investment Bank, Receive
Underlying Reference: Kyocera Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 314 — — —
UBS Investment Bank, Receive
Underlying Reference: Nextage Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 158 — — —
UBS Investment Bank, Receive
Underlying Reference: Nextage Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 138 — — —
UBS Investment Bank, Receive
Underlying Reference: Nippon Sanso
Holdings Monthly, Pay Variable 0.827%
(JPY TONA + 0.35%) Monthly, 1/20/26 437 — — —
UBS Investment Bank, Receive
Underlying Reference: Nitori Holdings
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 92,188 60 — 60
UBS Investment Bank, Receive
Underlying Reference: Optex Group
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 35,178 16 — 16
UBS Investment Bank, Receive
Underlying Reference: Renesas
Electronics Monthly, Pay Variable
0.827% (JPY TONA + 0.35%) Monthly,
1/20/26 338 — — —
UBS Investment Bank, Receive
Underlying Reference: Seven & i
Holdings Monthly, Pay Variable 0.827%
(JPY TONA + 0.35%) Monthly, 1/20/26 387 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: SMC Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 42,111 1 — 1
UBS Investment Bank, Receive
Underlying Reference: Taiheiyo Cement
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/17/26 84,123 46 — 46
UBS Investment Bank, Receive
Underlying Reference: Tokio Marine
Holdings Monthly, Pay Variable 0.827%
(JPY TONA + 0.35%) Monthly, 1/20/26 114,210 99 — 99
UBS Investment Bank, Receive
Underlying Reference: Tokyo Electron
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 94,605 95 — 95
UBS Investment Bank, Receive
Underlying Reference: Toyota Motor
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 65,628 66 — 66
Total Japan — 118
Liberia (0.0)%
Morgan Stanley, Pay Underlying
Reference: Royal Caribbean Cruises
Monthly, Receive Variable 4.127%
(SOFR + (0.20)%) Monthly, 1/20/26 576 (63) — (63)
Total Liberia — (63)
Luxembourg (0.0)%
Citibank, Pay Underlying Reference:
ArcelorMittal Monthly, Receive Variable
2.023% (EUR ESTR + (0.30)%) Monthly,
1/20/26 187 (31) — (31)
Citibank, Pay Underlying Reference:
Spotify Technology Monthly, Receive
Variable 4.158% (SOFR + (0.18)%)
Monthly, 1/20/26 179 (33) — (33)
Citibank, Receive Underlying Reference:
Globant Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay
Variable 2.675% (EUR ESTR + 0.40%)
Monthly, 1/17/26 242 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Spotify Technology Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 249 18 — 18
Total Luxembourg — (40)
Mexico (0.0)%
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL
Monthly, Pay Variable 9.457% (MXIBTIIE
+ 0.55%) Monthly, 1/19/26 312 (2) — (2)
Total Mexico — (2)
Netherlands 0.0%
Bank of America, Receive Underlying
Reference: BE Semiconductor Industries
Monthly, Pay Variable 2.518% (EUR
ESTR + 0.35%) Monthly, 1/20/26 — — — —
Bank of America, Receive Underlying
Reference: BE Semiconductor Industries
Monthly, Pay Variable 2.625% (EUR
ESTR + 0.35%) Monthly, 1/20/26 3 — — —
Bank of America, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
2.625% (EUR ESTR + 0.35%) Monthly,
1/20/26 354 19 — 19
Bank of America, Receive Underlying
Reference: Koninklijke Philips Monthly,
Pay Variable 2.518% (EUR ESTR +
0.35%) Monthly, 1/20/26 — — — —
Bank of America, Receive Underlying
Reference: Koninklijke Philips Monthly,
Pay Variable 2.625% (EUR ESTR +
0.35%) Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Adyen Monthly, Pay Variable 2.570%
(EUR ESTR + 0.40%) Monthly, 1/20/26 232 (8) — (8)
Citibank, Receive Underlying Reference:
NXP Semiconductors Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 3 1 — 1
Citibank, Receive Underlying Reference:
Prosus Monthly, Pay Variable 2.723%
(EUR ESTR + 0.40%) Monthly, 1/20/26 217 21 — 21

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: AerCap Holdings Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 1 — — —
Goldman Sachs, Receive Underlying
Reference: AerCap Holdings Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 1 — — —
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 2.675% (EUR ESTR + 0.40%)
Monthly, 1/17/26 152 10 — 10
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 2.675% (EUR ESTR + 0.40%)
Monthly, 1/20/26 69 5 — 5
JPMorgan Chase, Receive Underlying
Reference: NXP Semiconductors
Monthly, Pay Variable 4.677% (SOFR +
0.35%) Monthly, 1/20/26 2 — — —
Morgan Stanley, Pay Underlying
Reference: Akzo Nobel Monthly, Receive
Variable 1.818% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 232 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Koninklijke Philips Monthly,
Receive Variable 1.925% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 800 (44) — (44)
UBS Investment Bank, Receive
Underlying Reference: Adyen Monthly,
Pay Variable 2.517% (EUR ESTR +
0.35%) Monthly, 1/20/26 1 — — —
UBS Investment Bank, Receive
Underlying Reference: Adyen Monthly,
Pay Variable 2.673% (EUR ESTR +
0.35%) Monthly, 1/20/26 7 1 — 1
UBS Investment Bank, Receive
Underlying Reference: Airbus Monthly,
Pay Variable 2.518% (EUR ESTR +
0.35%) Monthly, 1/20/26 1 — — —
UBS Investment Bank, Receive
Underlying Reference: Airbus Monthly,
Pay Variable 2.673% (EUR ESTR +
0.35%) Monthly, 1/20/26 3 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: ASM International
Monthly, Pay Variable 2.518% (EUR
ESTR + 0.35%) Monthly, 1/20/26 1 — — —
UBS Investment Bank, Receive
Underlying Reference: ASM International
Monthly, Pay Variable 2.673% (EUR
ESTR + 0.35%) Monthly, 1/20/26 3 1 — 1
UBS Investment Bank, Receive
Underlying Reference: ASML Holding
Monthly, Pay Variable 2.517% (EUR
ESTR + 0.35%) Monthly, 1/20/26 1 — — —
UBS Investment Bank, Receive
Underlying Reference: ASML Holding
Monthly, Pay Variable 2.518% (EUR
ESTR + 0.35%) Monthly, 1/20/26 1 — — —
UBS Investment Bank, Receive
Underlying Reference: ASML Holding
Monthly, Pay Variable 2.673% (EUR
ESTR + 0.35%) Monthly, 1/20/26 10 — — —
UBS Investment Bank, Receive
Underlying Reference: ASR Nederland
Monthly, Pay Variable 2.673% (EUR
ESTR + 0.35%) Monthly, 1/20/26 268 34 — 34
Total Netherlands — 12
Norway 0.0%
Citibank, Pay Underlying Reference:
Aker BP Monthly, Receive Variable
4.210% (1M NOK NIBOR + (0.35)%)
Monthly, 1/20/26 2,912 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Equinor Monthly, Receive
Variable 4.210% (1M NOK NIBOR +
(0.35)%) Monthly, 1/20/26 2,510 10 — 10
Morgan Stanley, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 4.210% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/26 2,310 (2) — (2)
Total Norway — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Panama (0.0)%
Bank of America, Pay Underlying
Reference: Carnival Monthly, Receive
Variable 4.027% (SOFR + (0.30)%)
Monthly, 1/20/26 210 (4) — (4)
Total Panama — (4)
Portugal 0.0%
Bank of America, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 2.625% (EUR ESTR +
0.35%) Monthly, 1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: Jeronimo Martins SGPS
Monthly, Pay Variable 2.675% (EUR
ESTR + 0.40%) Monthly, 1/20/26 182 9 — 9
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 2.625% (EUR ESTR +
0.35%) Monthly, 1/20/26 263 9 — 9
Total Portugal — 18
South Korea (0.0)%
Citibank, Receive Underlying Reference:
SK Hynix Monthly, Pay Variable 4.878%
(SOFR + 0.55%) Monthly, 1/21/26 — — — —
Citibank, Receive Underlying Reference:
SK Hynix Monthly, Pay Variable 4.884%
(SOFR + 0.55%) Monthly, 1/21/26 3 — — —
Morgan Stanley, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 5.177% (SOFR +
0.85%) Monthly, 1/21/26 81 (2) — (2)
Total South Korea — (2)
Spain (0.0)%
JPMorgan Chase, Receive Underlying
Reference: Puig Brands, Class B
Monthly, Pay Variable 2.625% (EUR
ESTR + 0.35%) Monthly, 1/20/26 141 15 — 15
Morgan Stanley, Receive Underlying
Reference: Redeia Monthly, Pay Variable
2.625% (EUR ESTR + 0.35%) Monthly,
1/20/26 978 (35) — (35)
Total Spain — (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Sweden 0.0%
Bank of America, Receive Underlying
Reference: Boliden Monthly, Pay
Variable 2.627% (1M SEK STIBOR +
0.35%) Monthly, 1/20/26 16 — — —
Citibank, Pay Underlying Reference:
Svenska Cellulosa, Class B Monthly,
Receive Variable 1.954% (1M SEK
STIBOR + (0.35)%) Monthly, 1/20/26 11,607 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Telefonaktiebolaget LM
Ericsson, Class B Monthly, Pay Variable
2.627% (1M SEK STIBOR + 0.35%)
Monthly, 1/20/26 6,395 16 — 16
Morgan Stanley, Receive Underlying
Reference: Kinnevik, Class B Monthly,
Pay Variable 2.627% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 2,915 4 — 4
UBS Investment Bank, Pay Underlying
Reference: Hexagon, Class B Monthly,
Receive Variable 1.904% (1M SEK
STIBOR + (0.40)%) Monthly, 1/20/26 9,983 (8) — (8)
UBS Investment Bank, Receive
Underlying Reference: Essity, Class B
Monthly, Pay Variable 2.654% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 5,102 6 — 6
Total Sweden — 2
Switzerland 0.0%
Bank of America, Pay Underlying
Reference: Straumann Holding Monthly,
Receive Variable (0.161)% (SARON +
(0.35)%) Monthly, 1/20/26 161 (5) — (5)
Citibank, Pay Underlying Reference:
Sika Monthly, Receive Variable (0.229)%
(1M CHF LIBOR + (0.42)%) Monthly,
1/20/26 204 (22) — (22)
Citibank, Receive Underlying Reference:
Chubb Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 4 — — —
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
0.479% (SARON + 0.29%) Monthly,
1/20/26 288 20 — 20

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 0.589%
(SARON + 0.40%) Monthly, 1/20/26 213 18 — 18
JPMorgan Chase, Receive Underlying
Reference: Zurich Insurance Group
Monthly, Pay Variable 0.589% (1M CHF
LIBOR + 0.40%) Monthly, 1/20/26 3 — — —
Morgan Stanley, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 0.479% (1M CHF LIBOR +
0.29%) Monthly, 1/20/26 75 7 — 7
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 0.541% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 154 16 — 16
Total Switzerland — 34
Taiwan 0.0%
Citibank, Receive Underlying Reference:
Taiwan Semiconductor Manufacturing
Monthly, Pay Variable 4.758% (SOFR +
0.42%) Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Taiwan Semiconductor Manufacturing
Monthly, Pay Variable 4.766% (SOFR +
0.42%) Monthly, 1/20/26 1 — — —
Morgan Stanley, Receive Underlying
Reference: Taiwan Semiconductor
Manufacturing Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 217 13 — 13
Total Taiwan — 13
United Kingdom 0.0%
Bank of America, Receive Underlying
Reference: Admiral Group Monthly, Pay
Variable 4.812% (GBP SONIA + 0.35%)
Monthly, 1/20/26 148 4 — 4
Bank of America, Receive Underlying
Reference: ARM Holdings Monthly,
Pay Variable 4.660% (SOFR + 0.30%)
Monthly, 1/20/26 142 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Diageo Monthly, Receive Variable
4.154% (GBP SONIA + (0.31)%)
Monthly, 1/17/26 652 (19) — (19)
Goldman Sachs, Receive Underlying
Reference: Admiral Group Monthly, Pay
Variable 4.842% (GBP SONIA + 0.38%)
Monthly, 1/20/26 773 23 — 23
Goldman Sachs, Receive Underlying
Reference: AstraZeneca Monthly, Pay
Variable 4.841% (GBP SONIA + 0.38%)
Monthly, 1/20/26 — — — —
Goldman Sachs, Receive Underlying
Reference: AstraZeneca Monthly, Pay
Variable 4.842% (GBP SONIA + 0.38%)
Monthly, 1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: Aviva Monthly, Pay Variable
4.842% (GBP SONIA + 0.38%) Monthly,
1/20/26 160 15 — 15
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 4.842% (GBP SONIA + 0.38%)
Monthly, 1/17/26 219 18 — 18
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 4.842% (GBP SONIA + 0.38%)
Monthly, 1/20/26 597 31 — 31
Goldman Sachs, Receive Underlying
Reference: National Grid Monthly, Pay
Variable 4.841% (GBP SONIA + 0.38%)
Monthly, 1/20/26 — — — —
Goldman Sachs, Receive Underlying
Reference: National Grid Monthly, Pay
Variable 4.842% (GBP SONIA + 0.38%)
Monthly, 1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 4.841% (GBP SONIA +
0.38%) Monthly, 1/20/26 — — — —
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 4.842% (GBP SONIA +
0.38%) Monthly, 1/20/26 292 26 — 26

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 211 25 — 25
JPMorgan Chase, Pay Underlying
Reference: Rentokil Initial Monthly,
Receive Variable 4.112% (GBP SONIA +
(0.35)%) Monthly, 1/20/26 365 (23) — (23)
JPMorgan Chase, Receive Underlying
Reference: Admiral Group Monthly, Pay
Variable 4.811% (GBP SONIA + 0.35%)
Monthly, 1/20/26 — — — —
JPMorgan Chase, Receive Underlying
Reference: Admiral Group Monthly, Pay
Variable 4.812% (GBP SONIA + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Aviva Monthly, Pay Variable
4.812% (GBP SONIA + 0.35%) Monthly,
1/20/26 211 19 — 19
JPMorgan Chase, Receive Underlying
Reference: Coca-Cola Europacific
Partners Monthly, Pay Variable 4.677%
(SOFR + 0.35%) Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Coca-Cola Europacific
Partners Monthly, Pay Variable 4.696%
(SOFR + 0.35%) Monthly, 1/20/26 2 — — —
Morgan Stanley, Pay Underlying
Reference: HSBC Holdings Monthly,
Receive Variable 4.152% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 436 (35) — (35)
Morgan Stanley, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 4.852% (GBP SONIA + 0.39%)
Monthly, 1/20/26 92 8 — 8
Morgan Stanley, Receive Underlying
Reference: ConvaTec Group Monthly,
Pay Variable 4.850% (GBP SONIA +
0.39%) Monthly, 1/20/26 202 2 — 2
Morgan Stanley, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 4.852% (GBP SONIA + 0.39%)
Monthly, 1/20/26 211 15 — 15

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Shell Monthly, Pay Variable
4.852% (GBP SONIA + 0.39%) Monthly,
1/20/26 583 21 — 21
Morgan Stanley, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 4.852% (GBP SONIA +
0.39%) Monthly, 1/20/26 92 6 — 6
Morgan Stanley, Receive Underlying
Reference: Wise, Class A Monthly, Pay
Variable 4.852% (GBP SONIA + 0.39%)
Monthly, 1/20/26 330 2 — 2
UBS Investment Bank, Receive
Underlying Reference: Unilever Monthly,
Pay Variable 4.814% (GBP SONIA +
0.35%) Monthly, 1/20/26 3 — — —
UBS Investment Bank, Receive
Underlying Reference: Wise, Class A
Monthly, Pay Variable 4.814% (GBP
SONIA + 0.35%) Monthly, 1/20/26 2 — — —
Total United Kingdom — 141
United States (0.4)%
Bank of America, Pay Underlying
Reference: Biogen Monthly, Receive
Variable 4.027% (SOFR + (0.30)%)
Monthly, 1/20/26 224 (8) — (8)
Bank of America, Pay Underlying
Reference: Constellation Brands, Class
A Monthly, Receive Variable 4.027%
(SOFR + (0.30)%) Monthly, 1/20/26 285 (7) — (7)
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.027% (SOFR +
(0.30)%) Monthly, 1/20/26 524 (13) — (13)
Bank of America, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 4.027% (SOFR + (0.30)%)
Monthly, 1/20/26 308 (18) — (18)
Bank of America, Pay Underlying
Reference: Honeywell International
Monthly, Receive Variable 4.027%
(SOFR + (0.30)%) Monthly, 1/20/26 356 (20) — (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Teradyne Monthly, Receive
Variable 4.027% (SOFR + (0.30)%)
Monthly, 1/20/26 178 — — —
Bank of America, Pay Underlying
Reference: Travelers Monthly, Receive
Variable 4.027% (SOFR + (0.30)%)
Monthly, 1/20/26 693 (39) — (39)
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.027% (SOFR +
(0.30)%) Monthly, 1/20/26 786 (43) — (43)
Bank of America, Pay Underlying
Reference: Walt Disney Monthly,
Receive Variable 4.027% (SOFR +
(0.30)%) Monthly, 1/20/26 212 (14) — (14)
Bank of America, Receive Underlying
Reference: ARM Holdings Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 234 23 — 23
Bank of America, Receive Underlying
Reference: Booking Holdings Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 373 38 — 38
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 222 7 — 7
Bank of America, Receive Underlying
Reference: Dover Monthly, Pay Variable
4.627% (SOFR + 0.30%) Monthly,
1/20/26 411 18 — 18
Bank of America, Receive Underlying
Reference: Frontier Communications
Parent Monthly, Pay Variable 4.627%
(SOFR + 0.30%) Monthly, 1/20/26 2,624 26 — 26
Bank of America, Receive Underlying
Reference: Gilead Sciences Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 657 4 — 4
Bank of America, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 353 18 — 18

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 567 (18) — (18)
Bank of America, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 211 13 — 13
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
4.627% (SOFR + 0.30%) Monthly,
1/20/26 152 (40) — (40)
Bank of America, Receive Underlying
Reference: Targa Resources Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 229 5 — 5
Bank of America, Receive Underlying
Reference: Texas Instruments Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 255 17 — 17
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay
Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 193 — — —
Citibank, Pay Underlying Reference:
Apollo Global Management Monthly,
Receive Variable 4.158% (SOFR +
(0.18)%) Monthly, 1/20/26 1,102 (257) — (257)
Citibank, Pay Underlying Reference:
Crowdstrike Holdings, Class A Monthly,
Receive Variable 4.158% (SOFR +
(0.18)%) Monthly, 1/20/26 452 (143) — (143)
Citibank, Pay Underlying Reference:
Hershey Monthly, Receive Variable
4.158% (SOFR + (0.18)%) Monthly,
1/20/26 236 (11) — (11)
Citibank, Pay Underlying Reference:
IDEXX Laboratories Monthly, Receive
Variable 4.150% (SOFR + (0.18)%)
Monthly, 1/20/26 198 (24) — (24)
Citibank, Pay Underlying Reference:
IDEXX Laboratories Monthly, Receive
Variable 4.151% (SOFR + (0.18)%)
Monthly, 1/20/26 76 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Kraft Heinz Monthly, Receive Variable
4.158% (SOFR + (0.18)%) Monthly,
1/20/26 336 (16) — (16)
Citibank, Pay Underlying Reference:
Nasdaq Monthly, Receive Variable
4.158% (SOFR + (0.18)%) Monthly,
1/20/26 480 (70) — (70)
Citibank, Pay Underlying Reference:
Synopsys Monthly, Receive Variable
4.158% (SOFR + (0.18)%) Monthly,
1/20/26 161 (32) — (32)
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 4.158% (SOFR + (0.18)%)
Monthly, 1/20/26 320 (45) — (45)
Citibank, Pay Underlying Reference:
Williams-Sonoma Monthly, Receive
Variable 4.158% (SOFR + (0.18)%)
Monthly, 1/20/26 197 (22) — (22)
Citibank, Receive Underlying Reference:
AbbVie Monthly, Pay Variable 4.747%
(SOFR + 0.42%) Monthly, 1/20/26 — — — —
Citibank, Receive Underlying Reference:
AbbVie Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 5 1 — 1
Citibank, Receive Underlying Reference:
Adobe Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Advanced Micro Devices Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 6 2 — 2
Citibank, Receive Underlying Reference:
Allstate Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Alphabet, Class C Monthly, Pay Variable
4.747% (SOFR + 0.42%) Monthly,
1/20/26 — — — —
Citibank, Receive Underlying Reference:
Alphabet, Class C Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 3 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Amazon.com Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 301 23 — 23
Citibank, Receive Underlying Reference:
Analog Devices Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 4 1 — 1
Citibank, Receive Underlying Reference:
Apollo Global Management Monthly,
Pay Variable 4.747% (SOFR + 0.42%)
Monthly, 1/20/26 — — — —
Citibank, Receive Underlying Reference:
Apollo Global Management Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 2 1 — 1
Citibank, Receive Underlying Reference:
Apple Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 31 7 — 7
Citibank, Receive Underlying Reference:
AppLovin, Class A Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
AutoZone Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Berkshire Hathaway, Class B Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 10 1 — 1
Citibank, Receive Underlying Reference:
Block Monthly, Pay Variable 4.747%
(SOFR + 0.42%) Monthly, 1/20/26 1 — — —
Citibank, Receive Underlying Reference:
Block Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Broadcom Monthly, Pay Variable 4.750%
(SOFR + 0.42%) Monthly, 1/20/26 1 — — —
Citibank, Receive Underlying Reference:
Broadcom Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 19 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Broadcom Monthly, Pay Variable 4.766%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Cadence Design Systems Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 3 1 — 1
Citibank, Receive Underlying Reference:
Charles Schwab Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 4 1 — 1
Citibank, Receive Underlying Reference:
Ciena Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 2 1 — 1
Citibank, Receive Underlying Reference:
Cognex Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Coinbase Global, Class A Monthly,
Pay Variable 4.747% (SOFR + 0.42%)
Monthly, 1/20/26 — — — —
Citibank, Receive Underlying Reference:
Coinbase Global, Class A Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 3 1 — 1
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 663 29 — 29
Citibank, Receive Underlying Reference:
Confluent, Class A Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 1 — — —
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 659 50 — 50
Citibank, Receive Underlying Reference:
Constellation Energy Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 1 — — —
Citibank, Receive Underlying Reference:
Corning Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 2 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Datadog, Class A Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Dayforce Monthly, Pay Variable 4.747%
(SOFR + 0.42%) Monthly, 1/20/26 136 6 — 6
Citibank, Receive Underlying Reference:
Dayforce Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 299 51 — 51
Citibank, Receive Underlying Reference:
Deere Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Diamondback Energy Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
DoorDash, Class A Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Elevance Health Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Eli Lilly Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 222 52 — 52
Citibank, Receive Underlying Reference:
Entegris Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 1 — 1
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 302 12 — 12
Citibank, Receive Underlying Reference:
Exxon Mobil Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 5 — — —
Citibank, Receive Underlying Reference:
Fiserv Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 4 — — —
Citibank, Receive Underlying Reference:
Fortinet Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 2 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Fortive Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
General Electric Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 3 1 — 1
Citibank, Receive Underlying Reference:
HubSpot Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 4 1 — 1
Citibank, Receive Underlying Reference:
JPMorgan Chase Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 6 1 — 1
Citibank, Receive Underlying Reference:
Kenvue Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 4 — — —
Citibank, Receive Underlying Reference:
L3Harris Technologies Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Lattice Semiconductor Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 3 1 — 1
Citibank, Receive Underlying Reference:
Marvell Technology Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
MercadoLibre Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 4 2 — 2
Citibank, Receive Underlying Reference:
Mettler-Toledo International Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 403 39 — 39
Citibank, Receive Underlying Reference:
Micron Technology Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Microsoft Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 34 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Netflix Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 4 1 — 1
Citibank, Receive Underlying Reference:
Norfolk Southern Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 3 — — —
Citibank, Receive Underlying Reference:
NVIDIA Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 59 8 — 8
Citibank, Receive Underlying Reference:
Robinhood Markets, Class A Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 2 1 — 1
Citibank, Receive Underlying Reference:
Salesforce Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Samsara, Class A Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
ServiceNow Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 5 1 — 1
Citibank, Receive Underlying Reference:
ServiceTitan, Class A Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 — — — —
Citibank, Receive Underlying Reference:
Sherwin-Williams Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 467 57 — 57
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 251 18 — 18
Citibank, Receive Underlying Reference:
Sun Communities Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 261 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Synopsys Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 4 1 — 1
Citibank, Receive Underlying Reference:
Taiwan Semiconductor Manufacturing
Monthly, Pay Variable 4.758% (SOFR +
0.42%) Monthly, 1/20/26 — — — —
Citibank, Receive Underlying Reference:
Tesla Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
T-Mobile U.S. Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 5 — — —
Citibank, Receive Underlying Reference:
UnitedHealth Group Monthly, Pay
Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 7 (2) — (2)
Citibank, Receive Underlying Reference:
Walmart Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 4 1 — 1
Citibank, Receive Underlying Reference:
Wheaton Precious Metals Monthly,
Pay Variable 4.758% (SOFR + 0.42%)
Monthly, 1/20/26 — — — —
Citibank, Receive Underlying Reference:
Williams Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 45 3 — 3
Citibank, Receive Underlying Reference:
Workday, Class A Monthly, Pay Variable
4.758% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Zscaler Monthly, Pay Variable 4.747%
(SOFR + 0.42%) Monthly, 1/20/26 — — — —
Citibank, Receive Underlying Reference:
Zscaler Monthly, Pay Variable 4.758%
(SOFR + 0.42%) Monthly, 1/20/26 3 1 — 1
Goldman Sachs, Pay Underlying
Reference: Alphabet, Class C Monthly,
Receive Variable 4.027% (SOFR +
(0.30)%) Monthly, 1/20/26 195 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.027%
(SOFR + (0.30)%) Monthly, 1/20/26 575 (8) — (8)
Goldman Sachs, Pay Underlying
Reference: Bristol-Myers Squibb
Monthly, Receive Variable 4.027%
(SOFR + (0.30)%) Monthly, 1/20/26 692 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: iShares iBoxx Liquid
Leveraed Loan Index Quarterly, Receive
Variable 4.349% (SOFR + 0.00%)
Quarterly, 6/20/25 1,665 27 — 27
Goldman Sachs, Pay Underlying
Reference: MSCI ACWI IT Index
Monthly, Receive Variable 4.477%
(SOFR + 0.15%) Monthly, 1/20/26 394 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: MSCI ACWI IT Index
Monthly, Receive Variable 4.511%
(SOFR + 0.15%) Monthly, 1/20/26 43 — — —
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 4.997%
(SOFR + 0.67%) Monthly, 1/20/26 37,068 (1,359) — (1,359)
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 4.998%
(SOFR + 0.67%) Monthly, 1/20/26 9 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 5.031%
(SOFR + 0.67%) Monthly, 1/20/26 4 — — —
Goldman Sachs, Pay Underlying
Reference: ONEOK Monthly, Receive
Variable 4.027% (SOFR + (0.30)%)
Monthly, 1/20/26 792 20 — 20
Goldman Sachs, Pay Underlying
Reference: Target Monthly, Receive
Variable 4.027% (SOFR + (0.30)%)
Monthly, 1/20/26 183 (9) — (9)
Goldman Sachs, Pay Underlying
Reference: Williams-Sonoma Monthly,
Receive Variable 4.027% (SOFR +
(0.30)%) Monthly, 1/20/26 226 (19) — (19)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 1 — — —
Goldman Sachs, Receive Underlying
Reference: Amphenol, Class A Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 723 122 — 122
Goldman Sachs, Receive Underlying
Reference: Atmus Filtration Technologies
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: Baker Hughes Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 210 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Booz Allen Hamilton Holding
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: Charter Communications,
Class A Monthly, Pay Variable 4.627%
(SOFR + 0.30%) Monthly, 1/20/26 239 33 — 33
Goldman Sachs, Receive Underlying
Reference: Chevron Monthly, Pay
Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 326 3 — 3
Goldman Sachs, Receive Underlying
Reference: CME Group Monthly, Pay
Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 289 15 — 15
Goldman Sachs, Receive Underlying
Reference: CMS Energy Monthly, Pay
Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 405 4 — 4
Goldman Sachs, Receive Underlying
Reference: Corebridge Financial
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: Corpay Monthly, Pay
Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 3 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Devon Energy Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 397 25 — 25
Goldman Sachs, Receive Underlying
Reference: Exact Sciences Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 194 8 — 8
Goldman Sachs, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 244 5 — 5
Goldman Sachs, Receive Underlying
Reference: Fortive Monthly, Pay Variable
4.627% (SOFR + 0.30%) Monthly,
1/20/26 546 31 — 31
Goldman Sachs, Receive Underlying
Reference: Intel Monthly, Pay Variable
4.627% (SOFR + 0.30%) Monthly,
1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: MicroStrategy, Class A
Monthly, Pay Variable 4.646% (SOFR +
0.30%) Monthly, 1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: Oracle Monthly, Pay Variable
4.627% (SOFR + 0.30%) Monthly,
1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: Phillips Monthly, Pay Variable
4.627% (SOFR + 0.30%) Monthly,
1/20/26 203 16 — 16
Goldman Sachs, Receive Underlying
Reference: Select Medical Holdings
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 1 — — —
Goldman Sachs, Receive Underlying
Reference: SS&C Technologies Holdings
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly,
Pay Variable 4.627% (SOFR + 0.30%)
Monthly, 1/20/26 578 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Western Alliance Bancorp
Monthly, Pay Variable 4.627% (SOFR +
0.30%) Monthly, 1/20/26 2 — — —
JPMorgan Chase, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable
4.077% (SOFR + (0.25)%) Monthly,
1/20/26 3,232 (453) — (453)
JPMorgan Chase, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable
4.110% (SOFR + (0.25)%) Monthly,
1/20/26 1,418 (32) — (32)
JPMorgan Chase, Pay Underlying
Reference: Insulet Monthly, Receive
Variable 4.077% (SOFR + (0.25)%)
Monthly, 1/20/26 786 15 — 15
JPMorgan Chase, Pay Underlying
Reference: Match Group Monthly,
Receive Variable 4.077% (SOFR +
(0.25)%) Monthly, 1/20/26 201 (4) — (4)
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 4.077% (SOFR +
(0.25)%) Monthly, 1/20/26 254 (18) — (18)
JPMorgan Chase, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 4.677% (SOFR +
0.35%) Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Analog Devices Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Apple Monthly, Pay Variable
4.677% (SOFR + 0.35%) Monthly,
1/20/26 11 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Apple Monthly, Pay Variable
4.696% (SOFR + 0.35%) Monthly,
1/20/26 5 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: AZEK Monthly, Pay Variable
4.677% (SOFR + 0.35%) Monthly,
1/20/26 811 49 — 49
JPMorgan Chase, Receive Underlying
Reference: Berkshire Hathaway, Class B
Monthly, Pay Variable 4.677% (SOFR +
0.35%) Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
4.677% (SOFR + 0.35%) Monthly,
1/20/26 190 12 — 12
JPMorgan Chase, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 3 — — —
JPMorgan Chase, Receive Underlying
Reference: Cadence Design Systems
Monthly, Pay Variable 4.677% (SOFR +
0.35%) Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Cencora Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Coeur Mining Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 213 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Deere Monthly, Pay Variable
4.677% (SOFR + 0.35%) Monthly,
1/20/26 — — — —
JPMorgan Chase, Receive Underlying
Reference: Elevance Health Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Entegris Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Exelon Monthly, Pay Variable
4.677% (SOFR + 0.35%) Monthly,
1/20/26 409 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
4.677% (SOFR + 0.35%) Monthly,
1/20/26 — — — —
JPMorgan Chase, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
4.696% (SOFR + 0.35%) Monthly,
1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 250 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 694 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Kenvue Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Lattice Semiconductor
Monthly, Pay Variable 4.677% (SOFR +
0.35%) Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Liberty Broadband, Class C
Monthly, Pay Variable 4.677% (SOFR +
0.35%) Monthly, 1/20/26 2,208 314 — 314
JPMorgan Chase, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 6 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 4.696% (SOFR + 0.35%)
Monthly, 1/20/26 5 — — —
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 264 7 — 7
JPMorgan Chase, Receive Underlying
Reference: NVIDIA Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 11 — — —
JPMorgan Chase, Receive Underlying
Reference: NVIDIA Monthly, Pay
Variable 4.696% (SOFR + 0.35%)
Monthly, 1/20/26 5 — — —
JPMorgan Chase, Receive Underlying
Reference: PTC Monthly, Pay Variable
4.677% (SOFR + 0.35%) Monthly,
1/20/26 471 24 — 24
JPMorgan Chase, Receive Underlying
Reference: ServiceNow Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Synopsys Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: T-Mobile U.S. Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: UnitedHealth Group Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: UnitedHealth Group Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Walmart Monthly, Pay
Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 — — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Workday, Class A Monthly,
Pay Variable 4.677% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
Morgan Stanley, Pay Underlying
Reference: AbbVie Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 252 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: Adobe Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 467 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: Airbnb, Class A Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 214 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Alcoa Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 97 — — —
Morgan Stanley, Pay Underlying
Reference: Alphabet, Class C Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 824 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Axos Financial Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 140 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: BlackRock Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 561 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Cardinal Health Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 371 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 996 (57) — (57)
Morgan Stanley, Pay Underlying
Reference: CenterPoint Energy Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 913 (38) — (38)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Corning Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 599 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Costco Wholesale Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 1,008 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Coterra Energy Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 267 9 — 9
Morgan Stanley, Pay Underlying
Reference: Dick's Sporting Goods
Monthly, Receive Variable 4.127%
(SOFR + (0.20)%) Monthly, 1/20/26 200 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Edison International Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 338 21 — 21
Morgan Stanley, Pay Underlying
Reference: Evergy Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 522 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Extra Space Storage
Monthly, Receive Variable 4.127%
(SOFR + (0.20)%) Monthly, 1/20/26 813 (47) — (47)
Morgan Stanley, Pay Underlying
Reference: Fastenal Monthly, Receive
Variable 4.160% (SOFR + (0.20)%)
Monthly, 1/20/26 751 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: FirstEnergy Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 1,585 (68) — (68)
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 867 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 336 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.127%
(SOFR + (0.20)%) Monthly, 1/20/26 274 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Herc Holdings Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 261 19 — 19
Morgan Stanley, Pay Underlying
Reference: Hologic Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 211 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Insulet Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 366 7 — 7
Morgan Stanley, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
4.127% (SOFR + (0.20)%) Monthly,
1/20/26 556 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: iShares iBoxx Liquid High
Yield Index Quarterly, Receive Variable
4.349% (SOFR + 0.00%) Quarterly,
9/22/25 1,650 (5) 9 (14)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 371 1 — 1
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 872 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Lam Research Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 231 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: MongoDB Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 92 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: NiSource Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 292 1 — 1
Morgan Stanley, Pay Underlying
Reference: Skyworks Solutions Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 432 (51) — (51)
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 856 61 — 61
Morgan Stanley, Pay Underlying
Reference: Tapestry Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 540 (56) — (56)
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 274 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 271 3 — 3
Morgan Stanley, Pay Underlying
Reference: Tyler Technologies Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 260 16 — 16
Morgan Stanley, Pay Underlying
Reference: Uber Technologies Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 612 (57) — (57)
Morgan Stanley, Pay Underlying
Reference: Union Pacific Monthly,
Receive Variable 4.127% (SOFR +
(0.20)%) Monthly, 1/20/26 506 11 — 11
Morgan Stanley, Pay Underlying
Reference: United Parcel Service, Class
B Monthly, Receive Variable 4.127%
(SOFR + (0.20)%) Monthly, 1/20/26 300 4 — 4
Morgan Stanley, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 431 (27) — (27)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: VeriSign Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 271 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: Verizon Communications
Monthly, Receive Variable 4.127%
(SOFR + (0.20)%) Monthly, 1/20/26 1,076 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 4.127% (SOFR + (0.20)%)
Monthly, 1/20/26 484 (35) — (35)
Morgan Stanley, Pay Underlying
Reference: Zebra Technologies, Class
A Monthly, Receive Variable 4.127%
(SOFR + (0.20)%) Monthly, 1/20/26 530 (51) — (51)
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 309 13 — 13
Morgan Stanley, Receive Underlying
Reference: Albertsons Cos, Class A
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 201 22 — 22
Morgan Stanley, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 276 5 — 5
Morgan Stanley, Receive Underlying
Reference: Altaba, EC Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 — 14 — 14
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 290 — — —
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 272 8 — 8
Morgan Stanley, Receive Underlying
Reference: Applied Materials Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 227 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: AZEK Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 406 24 — 24
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 556 27 — 27
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 484 18 — 18
Morgan Stanley, Receive Underlying
Reference: Banzai International Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Bath & Body Works Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 305 31 — 31
Morgan Stanley, Receive Underlying
Reference: Boston Scientific Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 261 23 — 23
Morgan Stanley, Receive Underlying
Reference: Carvana Monthly, Pay
Variable 4.738% (SOFR + 0.40%)
Monthly, 1/20/26 356 36 — 36
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 282 4 — 4
Morgan Stanley, Receive Underlying
Reference: Cencora Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 4 — — —
Morgan Stanley, Receive Underlying
Reference: Citigroup Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 4 — — —
Morgan Stanley, Receive Underlying
Reference: Citigroup Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Consolidated Edison
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 1,262 8 — 8
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 299 1 — 1
Morgan Stanley, Receive Underlying
Reference: CVS Health Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 639 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Docusign Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 2 — — —
Morgan Stanley, Receive Underlying
Reference: DTE Energy Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 791 23 — 23
Morgan Stanley, Receive Underlying
Reference: Dun & Bradstreet Holdings
Monthly, Pay Variable 4.738% (SOFR +
0.40%) Monthly, 1/20/26 804 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 204 38 — 38
Morgan Stanley, Receive Underlying
Reference: Entergy Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 528 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 258 12 — 12
Morgan Stanley, Receive Underlying
Reference: Ferguson Enterprises
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 283 6 — 6
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 296 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Freeport-McMoRan Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 375 31 — 31
Morgan Stanley, Receive Underlying
Reference: GoDaddy, Class A Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 410 30 — 30
Morgan Stanley, Receive Underlying
Reference: H&E Equipment Services
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 1,567 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 145 2 — 2
Morgan Stanley, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 230 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Intuit Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 610 33 — 33
Morgan Stanley, Receive Underlying
Reference: Kellanova Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 1,577 6 — 6
Morgan Stanley, Receive Underlying
Reference: Kenvue Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 252 7 — 7
Morgan Stanley, Receive Underlying
Reference: Keurig Dr Pepper Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 4 — — —
Morgan Stanley, Receive Underlying
Reference: KeyCorp Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 473 19 — 19
Morgan Stanley, Receive Underlying
Reference: Keysight Technologies
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 183 11 — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Middleby Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 259 7 — 7
Morgan Stanley, Receive Underlying
Reference: MKS Instruments Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 1 — — —
Morgan Stanley, Receive Underlying
Reference: MKS Instruments Monthly,
Pay Variable 4.746% (SOFR + 0.40%)
Monthly, 1/20/26 1 — — —
Morgan Stanley, Receive Underlying
Reference: Monolithic Power Systems
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 359 31 — 31
Morgan Stanley, Receive Underlying
Reference: Moody's Monthly, Pay
Variable 4.738% (SOFR + 0.40%)
Monthly, 1/20/26 438 20 — 20
Morgan Stanley, Receive Underlying
Reference: Netflix Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 473 74 — 74
Morgan Stanley, Receive Underlying
Reference: Okta Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 261 30 — 30
Morgan Stanley, Receive Underlying
Reference: Pershing Square, EC
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: PG&E Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 266 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 821 56 — 56
Morgan Stanley, Receive Underlying
Reference: Radius Recycling Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 827 11 — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 191 14 — 14
Morgan Stanley, Receive Underlying
Reference: Reliance Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 3 — — —
Morgan Stanley, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 447 27 — 27
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 386 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Salesforce Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 489 25 — 25
Morgan Stanley, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 5.177% (SOFR +
0.85%) Monthly, 1/21/26 100 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Select Medical Holdings
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: ServiceNow Monthly, Pay
Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 207 35 — 35
Morgan Stanley, Receive Underlying
Reference: Stanley Black & Decker
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 2 — — —
Morgan Stanley, Receive Underlying
Reference: Tenet Healthcare Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 3 — — —
Morgan Stanley, Receive Underlying
Reference: U.S. Bancorp Monthly,
Pay Variable 4.738% (SOFR + 0.40%)
Monthly, 1/20/26 269 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Valero Energy Monthly,
Pay Variable 4.727% (SOFR + 0.40%)
Monthly, 1/20/26 202 16 — 16
Morgan Stanley, Receive Underlying
Reference: Veeva Systems, Class A
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 1 — — —
Morgan Stanley, Receive Underlying
Reference: Vertex Pharmaceuticals
Monthly, Pay Variable 4.727% (SOFR +
0.40%) Monthly, 1/20/26 832 13 — 13
Morgan Stanley, Receive Underlying
Reference: Vertiv Holdings, Class A
Monthly, Pay Variable 4.760% (SOFR +
0.40%) Monthly, 1/20/26 566 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Xylem Monthly, Pay Variable
4.727% (SOFR + 0.40%) Monthly,
1/20/26 242 25 — 25
Morgan Stanley, Receive Underlying
Reference: Yum China Holdings Monthly,
Pay Variable 4.250% (1M HKD HIBOR +
0.55%) Monthly, 1/20/26 (HKD) 1,918 26 — 26
UBS Investment Bank, Receive
Underlying Reference: Bank Mandiri
Persero Monthly, Pay Variable 5.084%
(SOFR + 0.75%) Monthly, 1/21/26 146 9 — 9
UBS Investment Bank, Receive
Underlying Reference: Bank Rakyat
Indonesia Persero Monthly, Pay Variable
5.084% (SOFR + 0.75%) Monthly,
1/21/26 146 10 — 10
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 5.084%
(SOFR + 0.75%) Monthly, 1/21/26 152 26 — 26
UBS Investment Bank, Receive
Underlying Reference: Taiwan
Semiconductor Manufacturing Monthly,
Pay Variable 4.834% (SOFR + 0.50%)
Monthly, 1/21/26 25 4 — 4
Total United States 9 (1,303)
Total Bilateral Total Return Swaps 9 (1,078)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
Brazil 0.0%
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 15.850% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/4/27 15,917 81 — 81
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/4/27 5,000 (55) — (55)
Goldman Sachs, 6 Year Interest Rate
Swap, Receive Fixed 14.905% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/2/31 771 4 — 4
Morgan Stanley, 2 Year Interest Rate
Swap, Receive Fixed 13.968% at
Maturity, Pay Variable 14.15%, (BRL
CDI) at Maturity, 1/4/27 29,245 21 — 21
Total Brazil — 51
Total Bilateral Interest Rate Swaps — 51
Total Bilateral Swaps (149) (1,036)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.4)%
Credit Default Swaps, Protection Bought (0.5)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 85 (8) (19) 11
Total Australia 11
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 703 — 19 (19)
Total Oman (19)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States (0.5)%
Protection Bought (Relevant Credit:
Bristol-Myers Squibb), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/30 350 (8) (8) —
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 420 (37) (8) (29)
Protection Bought (Relevant Credit:
Lamb Weston Holdings), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/29 675 8 5 3
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S38, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/27 880 (44) (49) 5
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 3,242 (164) (166) 2
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S41, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/28 2,393 (123) (121) (2)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S42, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/29 898 (45) (49) 4
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 3 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 503 (21) (25) 4
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/29 1,232 (54) (74) 20
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S44, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/30 24,696 (1,038) (944) (94)
Protection Bought (Relevant Credit:
Pfizer), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/30 350 (8) (8) —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Sealed Air), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/29 338 7 2 5
Total United States (82)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (90)
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe (0.0)%
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/30 * 642 (50) (51) 1
Total Foreign/Europe 1
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default,
6/21/27 * 25 3 2 1
Total Luxembourg 1
United States 0.1%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 159 7 8 (1)
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 100 5 4 1
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/28 2,007 103 8 95
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/28 675 35 43 (8)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 7,113 299 275 24

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: PG&E,
Ba2*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/27 * 235 24 24 —
Total United States 111
Total Centrally Cleared Credit Default Swaps,
Protection Sold 113
Interest Rate Swaps 0.0%
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
1.569% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 2/18/30 10,260 (10) — (10)
5 Year Interest Rate Swap, Pay Fixed
1.584% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 3/6/30 2,085 (2) — (2)
5 Year Interest Rate Swap, Pay Fixed
1.586% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 3/6/30 2,124 (2) — (2)
5 Year Interest Rate Swap, Pay Fixed
1.594% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 2/18/30 2,052 (2) — (2)
5 Year Interest Rate Swap, Pay Fixed
1.600% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 2/18/30 2,052 (3) — (3)
5 Year Interest Rate Swap, Pay Fixed
1.680% Quarterly, Receive Variable
1.840% (7 Day Interbank Repo)
Quarterly, 2/19/30 2,336 (4) — (4)
Total China (23)
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive
Fixed 3.090% Annually, Pay Variable
3.610% (6M CZK PRIBOR) Semi-
Annually, 10/3/29 1,958 1 — 1
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 8,787 19 — 19

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 4,394 10 — 10
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
3.750% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 1,794 4 — 4
Total Czech Republic 34
Foreign/Europe 0.0%
5 Year Interest Rate Swap, Receive
Fixed 2.504% Annually, Pay Variable
2.386% (6M EURIBOR) Semi-Annually,
3/18/30 1,652 33 — 33
30 Year Interest Rate Swap, Pay Fixed
2.645% Annually, Receive Variable
2.386% (6M EURIBOR) Semi-Annually,
3/17/55 377 (19) — (19)
Total Foreign/Europe 14
United Kingdom 0.0%
30 Year Interest Rate Swap, Pay Fixed
4.325% Annually, Receive Variable
4.472% (GBP SONIA) Annually, 3/5/55 161 1 — 1
Total United Kingdom 1
Total Centrally Cleared Interest Rate Swaps 26
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.1)%
4 Year Zero-Coupon Inflation Swap
Pay Fixed 2.107% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/17/28 100 (1) — (1)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 804 (18) — (18)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 98 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 798 (24) — (24)
Total Foreign/Europe (46)
United States 0.1%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.540% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/17/25 527 5 — 5
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.570% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/17/25 531 5 — 5
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/19/25 265 3 — 3
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.585% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/19/25 252 2 — 2
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/18/25 531 5 — 5
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.595% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/25 266 3 — 3
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.599% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/11/25 532 5 — 5
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/19/25 265 2 — 2
1 Year Zero-Coupon Inflation Swap
Pay Fixed 2.635% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/20/25 265 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.105% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/31/26 21,115 45 — 45
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.405% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/28/26 21,580 (14) — (14)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.577% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/1/30 4,225 (20) — (20)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 266 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 118 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 649 (6) — (6)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 621 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 423 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 194 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/11/34 150 (2) — (2)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 3,200 (55) — (55)
Total United States (22)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (68)
Total Centrally Cleared Swaps (19)
Net payments (receipts) of variation margin to date 40
Variation margin receivable (payable) on centrally cleared swaps $ 21
* Credit ratings as of April 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(51)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 5/5/25 USD 3,558 MYR 15,772 $ (98)
Bank of America 5/23/25 USD 880 EUR 800 (27)
Bank of America 6/6/25 USD 410 COP 1,709,225 7
Bank of America 6/9/25 MYR 4,512 USD 1,019 29
Bank of America 6/9/25 USD 910 MYR 4,041 (28)
Barclays Bank 5/5/25 EUR 1,344 USD 1,526 (3)
Barclays Bank 5/5/25 INR 483,485 USD 5,622 97
Barclays Bank 5/5/25 TRY 61,043 USD 1,536 40
Barclays Bank 5/5/25 USD 5,684 INR 483,485 (35)
Barclays Bank 5/5/25 USD 1,575 TRY 61,043 (1)
Barclays Bank 5/23/25 EUR 140 USD 152 7
Barclays Bank 5/23/25 EUR 290 USD 330 (1)
Barclays Bank 5/23/25 GBP 473 USD 597 33
Barclays Bank 6/3/25 TRY 61,043 USD 1,522 2
Barclays Bank 7/14/25 TRY 26,309 USD 572 54
Barclays Bank 7/17/25 TRY 6,350 USD 150 —
Barclays Bank 7/17/25 TRY 2,240 USD 53 —
BNP Paribas 5/5/25 COP 2,942,493 USD 697 (1)
BNP Paribas 5/5/25 USD 676 COP 2,942,493 (20)
BNP Paribas 5/16/25 USD 281 PLN 1,087 (6)
BNY Mellon 5/5/25 USD 996 EUR 912 (37)
BNY Mellon 5/5/25 USD 1,364 SEK 13,642 (48)
BNY Mellon 5/23/25 USD 1,338 EUR 1,280 (114)
Canadian Imperial Bank
of Commerce 5/5/25 PEN 2,917 USD 781 15
Canadian Imperial Bank
of Commerce 5/5/25 USD 794 PEN 2,917 (2)
Canadian Imperial Bank
of Commerce 5/6/25 USD 1,180 ILS 4,364 (19)
Citibank 5/2/25 USD 814 NZD 1,365 3
Citibank 5/5/25 CZK 25,070 USD 1,139 (1)
Citibank 5/5/25 TWD 58,413 USD 1,819 9
Citibank 5/5/25 USD 1,769 TWD 58,413 (58)
Citibank 5/9/25 UAH 1,135 USD 26 1
Citibank 5/16/25 USD 198 RSD 22,153 (16)
Citibank 6/4/25 NZD 1,364 USD 814 (3)
Citibank 6/6/25 UAH 589 USD 13 1
Citibank 7/11/25 KES 5,297 USD 40 —
Citibank 7/11/25 KZT 165,483 USD 306 8
Citibank 7/17/25 ZMW 783 USD 27 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 7/18/25 USD 180 RSD 19,145 $ (5)
Citibank 8/27/25 NGN 90,223 USD 56 (4)
Citibank 9/11/25 EGP 7,824 USD 141 4
Deutsche Bank 5/2/25 NZD 1,364 USD 780 31
Deutsche Bank 5/5/25 CHF 1,790 USD 2,171 —
Deutsche Bank 5/5/25 IDR 24,744,183 USD 1,490 1
Deutsche Bank 5/5/25 MYR 15,772 USD 3,586 70
Deutsche Bank 5/5/25 PLN 5,487 USD 1,423 28
Deutsche Bank 5/5/25 TWD 58,413 USD 1,797 31
Deutsche Bank 5/5/25 USD 1,484 IDR 24,744,183 (8)
Deutsche Bank 5/5/25 USD 1,819 TWD 58,413 (9)
Deutsche Bank 5/7/25 CNH 115,660 USD 15,913 7
Deutsche Bank 5/7/25 KRW 5,212,192 USD 3,653 14
Deutsche Bank 5/7/25 USD 6,709 CNH 48,556 25
Deutsche Bank 5/7/25 USD 3,568 KRW 5,212,192 (99)
Deutsche Bank 5/9/25 UAH 1,102 USD 26 1
Deutsche Bank 5/23/25 EUR 625 USD 670 39
Deutsche Bank 5/23/25 GBP 260 USD 336 11
Deutsche Bank 5/23/25 USD 336 GBP 260 (11)
Deutsche Bank 6/3/25 USD 2,178 CHF 1,790 (1)
Deutsche Bank 6/3/25 USD 1,805 TWD 58,413 (29)
Deutsche Bank 6/4/25 USD 15,949 CNH 115,660 (7)
Deutsche Bank 6/4/25 USD 1,798 MYR 7,895 (35)
Deutsche Bank 6/13/25 CNH 6,350 USD 870 6
Deutsche Bank 7/25/25 CHF 270 USD 330 —
Goldman Sachs 5/2/25 JPY 105,586 USD 736 3
Goldman Sachs 5/2/25 USD 4,666 JPY 669,665 (19)
Goldman Sachs 5/5/25 MXN 31,086 USD 1,518 66
Goldman Sachs 5/5/25 USD 1,590 MXN 31,086 5
Goldman Sachs 5/23/25 USD 944 EUR 864 (37)
Goldman Sachs 6/3/25 JPY 669,665 USD 4,683 19
Goldman Sachs 6/3/25 MXN 31,086 USD 1,583 (5)
Goldman Sachs 6/3/25 USD 75 BRL 441 (3)
Goldman Sachs 6/3/25 USD 738 JPY 105,586 (3)
Goldman Sachs 6/6/25 THB 29,822 USD 889 7
Goldman Sachs 6/6/25 USD 979 THB 32,838 (7)
Goldman Sachs 7/11/25 USD 126 IDR 2,095,245 —
Goldman Sachs 7/11/25 USD 1,067 INR 92,231 (17)
Goldman Sachs 7/17/25 ILS 483 USD 131 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 9/11/25 EGP 8,033 USD 149 $ —
HSBC Bank 5/2/25 AUD 1,501 USD 959 2
HSBC Bank 5/2/25 USD 389 GBP 301 (12)
HSBC Bank 5/6/25 USD 1,479 ILS 5,573 (53)
HSBC Bank 5/6/25 USD 2,521 THB 85,416 (37)
HSBC Bank 5/9/25 CLP 440,160 USD 459 6
HSBC Bank 5/9/25 USD 301 CLP 286,214 (1)
HSBC Bank 6/5/25 USD 621 PHP 36,098 (26)
HSBC Bank 6/9/25 MYR 1,262 USD 285 8
HSBC Bank 7/18/25 USD 172 CZK 3,866 (4)
HSBC Bank 7/25/25 JPY 46,855 USD 332 (1)
HSBC Bank 8/8/25 USD 459 CLP 440,160 (6)
JPMorgan Chase 5/2/25 JPY 669,665 USD 4,595 89
JPMorgan Chase 5/5/25 BRL 16,449 USD 2,863 32
JPMorgan Chase 5/5/25 CLP 319,878 USD 335 3
JPMorgan Chase 5/5/25 SEK 7,019 USD 729 (3)
JPMorgan Chase 5/5/25 USD 2,906 BRL 16,449 11
JPMorgan Chase 5/5/25 USD 349 CLP 319,878 11
JPMorgan Chase 5/16/25 RSD 923 USD 8 1
JPMorgan Chase 6/3/25 USD 84 BRL 482 —
JPMorgan Chase 6/6/25 THB 9,735 USD 290 2
JPMorgan Chase 6/11/25 EGP 4,400 USD 83 2
JPMorgan Chase 7/11/25 IDR 9,755,107 USD 577 10
JPMorgan Chase 7/11/25 INR 74,817 USD 863 16
JPMorgan Chase 7/18/25 USD 196 MXN 4,108 (12)
Morgan Stanley 5/5/25 USD 968 CZK 22,217 (41)
Morgan Stanley 5/6/25 HUF 436,891 USD 1,176 47
Morgan Stanley 5/6/25 THB 106,912 USD 3,191 11
Morgan Stanley 5/23/25 EUR 330 USD 347 27
Morgan Stanley 6/5/25 USD 3,198 THB 106,912 (11)
RBC Dominion
Securities 5/2/25 USD 1,891 AUD 2,973 (14)
RBC Dominion
Securities 5/5/25 EUR 980 USD 1,061 50
RBC Dominion
Securities 5/5/25 IDR 24,744,183 USD 1,484 7
RBC Dominion
Securities 5/5/25 INR 483,485 USD 5,684 35
RBC Dominion
Securities 5/5/25 USD 3,062 EUR 2,694 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 5/5/25 USD 1,466 IDR 24,744,183 $ (25)
RBC Dominion
Securities 5/5/25 USD 5,645 INR 483,485 (74)
RBC Dominion
Securities 5/7/25 KRW 6,634,866 USD 4,645 23
RBC Dominion
Securities 5/7/25 USD 4,650 KRW 6,634,866 (18)
RBC Dominion
Securities 5/9/25 CLP 496,263 USD 531 (6)
RBC Dominion
Securities 5/23/25 USD 595 GBP 473 (35)
RBC Dominion
Securities 6/3/25 AUD 2,973 USD 1,891 14
RBC Dominion
Securities 6/3/25 EUR 2,694 USD 3,068 (10)
RBC Dominion
Securities 6/3/25 IDR 10,344,644 USD 612 13
RBC Dominion
Securities 6/3/25 INR 483,485 USD 5,634 66
RBC Dominion
Securities 6/4/25 USD 4,652 KRW 6,634,866 (16)
RBC Dominion
Securities 6/6/25 USD 213 COP 880,510 6
RBC Dominion
Securities 7/18/25 USD 283 MXN 5,845 (12)
RBC Dominion
Securities 8/8/25 USD 530 CLP 496,263 6
Societe Generale 5/5/25 USD 737 NOK 7,634 3
Societe Generale 6/3/25 BRL 410 USD 71 1
Societe Generale 6/3/25 NOK 7,634 USD 737 (3)
Societe Generale 6/3/25 USD 1,552 BRL 9,020 (23)
Standard Chartered 5/1/25 CAD 1,569 USD 1,092 46
Standard Chartered 5/1/25 USD 1,136 CAD 1,570 (2)
Standard Chartered 5/5/25 PEN 4,758 USD 1,308 (11)
Standard Chartered 5/5/25 USD 1,295 PEN 4,758 (3)
Standard Chartered 5/23/25 EUR 157 USD 170 8
Standard Chartered 5/23/25 USD 1,084 EUR 1,030 (85)
Standard Chartered 6/2/25 CAD 1,569 USD 1,138 2
State Street 5/2/25 GBP 301 USD 399 2
State Street 5/5/25 CHF 520 USD 636 (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 5/5/25 CLP 613,133 USD 642 $ 6
State Street 5/5/25 COP 3,221,225 USD 763 (1)
State Street 5/5/25 NOK 10,362 USD 979 17
State Street 5/5/25 USD 653 CLP 613,133 5
State Street 5/5/25 USD 727 COP 3,221,225 (34)
State Street 5/5/25 USD 78 EUR 69 —
State Street 5/6/25 USD 641 THB 21,496 (2)
State Street 5/7/25 KRW 1,422,674 USD 997 4
State Street 5/7/25 USD 968 KRW 1,422,674 (33)
State Street 5/16/25 PLN 1,087 USD 267 20
State Street 5/23/25 EUR 495 USD 522 39
State Street 6/3/25 BRL 3,255 USD 546 23
State Street 6/3/25 EUR 68 USD 78 —
State Street 6/3/25 MXN 15,899 USD 808 (1)
State Street 6/6/25 USD 100 COP 419,111 2
State Street 7/18/25 USD 37 HUF 13,290 —
State Street 7/18/25 USD 176 MXN 3,644 (8)
State Street 7/25/25 JPY 40,584 USD 288 (1)
Toronto-Dominion Bank 5/5/25 COP 20,289,244 USD 4,859 (61)
Toronto-Dominion Bank 5/5/25 EUR 1,350 USD 1,540 (10)
Toronto-Dominion Bank 5/5/25 PEN 7,675 USD 2,088 5
Toronto-Dominion Bank 5/5/25 USD 3,133 COP 13,226,481 5
Toronto-Dominion Bank 5/5/25 USD 1,664 COP 7,062,763 (7)
Toronto-Dominion Bank 5/5/25 USD 2,085 PEN 7,675 (9)
Toronto-Dominion Bank 5/5/25 ZAR 30,831 USD 1,683 (26)
Toronto-Dominion Bank 5/9/25 USD 597 CLP 556,447 9
Toronto-Dominion Bank 5/23/25 EUR 168 USD 182 9
Toronto-Dominion Bank 5/23/25 USD 680 GBP 535 (33)
Toronto-Dominion Bank 6/3/25 PEN 7,675 USD 2,082 9
Toronto-Dominion Bank 6/3/25 USD 1,654 JPY 234,634 6
Toronto-Dominion Bank 6/4/25 COP 7,062,763 USD 1,657 6
Toronto-Dominion Bank 7/25/25 USD 214 CAD 296 (1)
UBS Investment Bank 5/5/25 PHP 101,012 USD 1,751 58
UBS Investment Bank 5/5/25 USD 1,796 PHP 101,012 (13)
UBS Investment Bank 5/9/25 USD 402 CLP 397,996 (18)
UBS Investment Bank 5/16/25 USD 322 PLN 1,240 (6)
UBS Investment Bank 5/23/25 EUR 300 USD 325 16
UBS Investment Bank 6/3/25 PHP 101,012 USD 1,795 15
UBS Investment Bank 6/6/25 USD 292 THB 9,823 (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 7/18/25 USD 414 MXN 8,768 $ (28)
UBS Investment Bank 7/25/25 USD 1,077 NZD 1,845 (22)
UBS Investment Bank 9/11/25 EGP 1,496 USD 27 1
Wells Fargo 5/2/25 AUD 1,472 USD 926 17
Wells Fargo 5/2/25 USD 710 JPY 105,586 (28)
Wells Fargo 5/5/25 BRL 16,449 USD 2,906 (11)
Wells Fargo 5/5/25 CLP 933,011 USD 999 (14)
Wells Fargo 5/5/25 SEK 6,623 USD 687 (1)
Wells Fargo 5/5/25 SGD 8,891 USD 6,793 17
Wells Fargo 5/5/25 USD 2,883 BRL 16,449 (12)
Wells Fargo 5/5/25 USD 2,638 CHF 2,310 (163)
Wells Fargo 5/5/25 USD 976 CLP 933,011 (9)
Wells Fargo 5/5/25 USD 130 CZK 2,853 1
Wells Fargo 5/5/25 USD 258 NOK 2,728 (4)
Wells Fargo 5/5/25 USD 1,460 PLN 5,487 9
Wells Fargo 5/5/25 USD 6,648 SGD 8,891 (161)
Wells Fargo 5/5/25 USD 1,655 ZAR 30,831 (2)
Wells Fargo 5/6/25 USD 1,228 HUF 436,891 5
Wells Fargo 5/7/25 USD 9,072 CNH 67,104 (165)
Wells Fargo 5/19/25 AUD 75 USD 48 —
Wells Fargo 5/19/25 USD 668 AUD 1,105 (40)
Wells Fargo 5/23/25 EUR 89 USD 97 4
Wells Fargo 6/3/25 BRL 16,810 USD 2,925 11
Wells Fargo 6/3/25 CZK 2,853 USD 130 (1)
Wells Fargo 6/3/25 HUF 436,891 USD 1,227 (5)
Wells Fargo 6/3/25 PLN 5,487 USD 1,459 (9)
Wells Fargo 6/3/25 USD 1,362 BRL 7,935 (25)
Wells Fargo 6/3/25 USD 999 CLP 933,011 14
Wells Fargo 6/3/25 USD 688 SEK 6,623 1
Wells Fargo 6/3/25 USD 5,253 SGD 6,859 (9)
Wells Fargo 6/3/25 ZAR 30,831 USD 1,651 2
Wells Fargo 7/11/25 USD 290 PEN 1,076 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (762)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 22 CAC40 Index contracts 5/25 1,877 $ 62
Long, 7 Hang Seng Index contracts 5/25 997 5
Long, 109 OMX Swedish Index contracts 5/25 2,723 151
Long, 66 Euro BOBL contracts 6/25 8,945 118
Long, 21 Euro BTP contracts 6/25 2,862 18
Long, 81 Euro BUND contracts 6/25 12,092 138
Short, 23 Euro BUXL thirty year bond contracts 6/25 (3,233) (156)
Short, 21 Euro OAT contracts 6/25 (2,989) (35)
Short, 154 Euro SCHATZ contracts 6/25 (18,767) (109)
Short, 81 Euro STOXX contracts 6/25 (4,686) 169
Short, 50 FTSE 100 Index contracts 6/25 (5,640) 79
Long, 51 Government of Canada ten year bond
contracts 6/25 4,575 2
Long, 132 Micro DAX contracts 6/25 3,380 240
Long, 23 Mini ten year JGB contracts 6/25 2,263 5
Long, 3 MSCI Emerging Markets Index contracts 6/25 166 6
Short, 3 Nasdaq-100 E-Mini Ind ex contracts 6/25 (1,180) (78)
Short, 91 Nasdaq-100 Micro E-Mini Index contracts 6/25 (3,578) (236)
Long, 6 Republic of South Korea ten year bond
contracts 6/25 512 8
Short, 11 S&P 500 E-Mini Index Communication
Services Sector contracts 6/25 (1,380) (22)
Short, 5 S&P 500 E-Mini Index Consumer
Discretionary Sector contracts 6/25 (1,002) (63)
Long, 60 S&P 500 E-Mini Index Consumer Staples
Sector contracts 6/25 4,976 124
Short, 32 S&P 500 E-Mini Index contracts 6/25 (8,939) (394)
Short, 14 S&P 500 E-Mini Index Energy Sector
contracts 6/25 (1,185) 12
Long, 30 S&P 500 E-Mini Index Health Care
Sector contracts 6/25 4,274 (24)
Short, 50 S&P 500 E-Mini Index Real Estate Select
Sector contracts 6/25 (2,533) 12
Short, 23 S&P 500 E-Mini Index Technology Sector
contracts 6/25 (4,899) (112)
Long, 14 S&P 500 E-Mini Index Utilities Sector
contracts 6/25 1,120 3
Short, 16 S&P 500 Micro E-Mini Index contracts 6/25 (447) (7)
Long, 10 S&P/ASX 200 Index contracts 6/25 1,304 96
Short, 4 S&P/TSX 60 Index contracts 6/25 (868) (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 13 TOPIX Index contracts 6/25 2,423 $ 78
Short, 118 TOPIX Mini Index contracts 6/25 (2,199) (78)
Long, 31 U.K. Gilt ten year contracts 6/25 3,864 54
Long, 8 U.S. Treasury Long Bond contracts 6/25 933 (2)
Short, 21 U.S. Treasury Notes five year contracts 6/25 (2,293) (31)
Short, 39 U.S. Treasury Notes ten year contracts 6/25 (4,377) (33)
Short, 45 U.S. Treasury Notes two year contracts 6/25 (9,367) (83)
Short, 61 Ultra U.S. Treasury Bonds contracts 6/25 (7,383) (181)
Short, 80 Three Month SOFR Futures contracts 6/26 (19,382) (50)
Net payments (receipts) of variation margin to date 513
Variation margin receivable (payable) on open futures contracts $ 192

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 2,185++
Totals $ —# $ — $ 2,185+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 95,436  ¤  ¤ $ 104,476
Total $ 104,476^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $2,185 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $104,476.

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $300,588) $ 306,066
Unrealized gain on bilateral swaps 5,220
Cash deposits on futures contracts 3,383
Cash deposits on centrally cleared swaps 2,682
Restricted cash pledged for bilateral derivatives 2,440
Receivable for investment securities sold 1,786
Interest and dividends receivable 1,718
Unrealized gain on forward currency exchange contracts 1,583
Variation margin receivable on futures contracts 192
Cash 119
Foreign currency (cost $110) 109
Receivable for shares sold 59
Bilateral swap premiums paid 25
Due from affiliates 22
Variation margin receivable on centrally cleared swaps 21
Other assets 286
Total assets 325,711
Liabilities
Unrealized loss on bilateral swaps 6,256
Payable for investment securities purchased 6,025
Obligation to return securities lending collateral 3,272
Unrealized loss on forward currency exchange contracts 2,345
Options written (premiums $494 ) 396
Investment management fees payable 250
Bilateral swap premiums received 174
Payable for shares redeemed 174
Other liabilities 354
Total liabilities 19,246
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 306,465

T. ROWE PRICE Multi-Strategy Total Return Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (58,493)
Paid-in capital applicable to 33,881,632 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 364,958
NET ASSETS $ 306,465
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $15,256; Shares outstanding: 1,667,007) $ 9.15
I Class
(Net assets: $291,209; Shares outstanding: 32,214,625) $ 9.04

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
Interest (net of foreign taxes of $10) $ 5,684
Dividend (net of foreign taxes of $12) 2,505
Securities lending 9
Total income 8,198
Expenses
Investment management 1,530
Shareholder servicing
Investor Class $ 20
I Class 3 23
Prospectus and shareholder reports
Investor Class 2
I Class 4 6
Custody and accounting 140
Legal and audit 69
Registration 28
Directors 1
Miscellaneous 19
Waived / paid by Price Associates (181)
Total expenses 1,635
Net investment income 6,563

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $11) 2,228
Futures (4,429)
Swaps (323)
Options written 460
Forward currency exchange contracts 1,113
Foreign currency transactions (76)
Net realized loss (1,027)
Change in net unrealized gain / loss
Securities (1,957)
Futures (1,292)
Swaps (133)
Options written 448
Forward currency exchange contracts (818)
Other assets and liabilities denominated in foreign currencies 7
Change in net unrealized gain / loss (3,745)
Net realized and unrealized gain / loss (4,772)
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,791

T. ROWE PRICE Multi-Strategy Total Return Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,563 $ 13,567
Net realized gain (loss) (1,027) 325
Change in net unrealized gain / loss (3,745) 5,026
Increase in net assets from operations 1,791 18,918
Distributions to shareholders
Net earnings
Investor Class (1,169) (1,251)
I Class (19,737) (17,605)
Decrease in net assets from distributions (20,906) (18,856)
Capital share transactions
*
Shares sold
Investor Class 1,651 3,409
I Class 9,698 9,274
Distributions reinvested
Investor Class 1,163 1,246
I Class 19,595 17,503
Shares redeemed
Investor Class (5,262) (11,964)
I Class (9,555) (14,109)
Increase in net assets from capital share
transactions 17,290 5,359
Net Assets
Increase (decrease) during period (1,825) 5,421
Beginning of period 308,290 302,869
End of period $ 306,465 $ 308,290
*Share information (000s)
Shares sold
Investor Class 176 355
I Class 1,032 970
Distributions reinvested
Investor Class 127 135
I Class 2,163 1,913
Shares redeemed
Investor Class (566) (1,241)
I Class (1,023) (1,481)
Increase in shares outstanding 1,909 651

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Multi-Strategy Total Return Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks strong, long-term risk-adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the Multi-
Strategy Total Return Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as

T. ROWE PRICE Multi-Strategy Total Return Fund

partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE Multi-Strategy Total Return Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust

T. ROWE PRICE Multi-Strategy Total Return Fund

quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Multi-Strategy Total Return Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 95,841 $ — $ 95,841
Asset-Backed Securities — 7,481 49 7,530
Bank Loans — 33,018 1,486 34,504
Common Stocks 27,571 14,877 269 42,717
Convertible Bonds — 6,264 2 6,266
Convertible Preferred Stocks 197 — 496 693
Non-U.S. Government
Mortgage-Backed Securities — 1,350 90 1,440
Preferred Stocks — 714 295 1,009
Private Investment Company
2
— — — 85
Short-Term Investments 101,204 10,205 — 111,409
Securities Lending Collateral 3,272 — — 3,272
Options Purchased — 1,300 — 1,300
Total Securities 132,244 171,050 2,687 306,066
Swaps* — 5,558 — 5,558
Forward Currency Exchange
Contracts — 1,583 — 1,583
Futures Contracts* 1,380 — — 1,380
Total $ 133,624 $ 178,191 $ 2,687 $ 314,587
Liabilities
Options Written $ — $ 396 $ — $ 396
Swaps* — 6,762 — 6,762
Forward Currency Exchange
Contracts — 2,345 — 2,345
Futures Contracts* 1,701 — — 1,701
Total $ 1,701 $ 9,503 $ — $ 11,204
1
Includes Corporate Bonds, Government Bonds, Municipal Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 80
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures, Securities^ 1,006
Foreign exchange derivatives Forwards, Securities^ 1,648
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 219
Equity derivatives Bilateral Swaps, Futures, Securities^ 6,868
^
,*
Total $ 9,821
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 148
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures 777
Foreign exchange derivatives Forwards, Options Written 2,381
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 515
Equity derivatives Bilateral Swaps, Futures, Options
Written 7,383
Total $ 11,204
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Multi-Strategy Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 266 $ 266
Interest rate
derivatives 547 — (1,184) — 104 (533)
Foreign
exchange
derivatives — 8 — 1,113 — 1,121
Credit
derivatives (14) 22 — — (680) (672)
Equity
derivatives 433 430 (3,245) — 12 (2,370)
Commodity
derivatives — — — — (25) (25)
Total $ 966 $ 460 $ (4,429) $ 1,113 $ (323) $ (2,213)

T. ROWE PRICE Multi-Strategy Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (66) $ (66)
Interest rate
derivatives (256) — (605) — 214 (647)
Foreign
exchange
derivatives 3 (11) — (818) — (826)
Credit
derivatives 33 90 — — 328 451
Equity
derivatives 101 369 (687) — (634) (851)
Commodity
derivatives — — — — 25 25
Total $ (119) $ 448 $ (1,292) $ (818) $ (133) $ (1,914)
^ Options purchased are reported as securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2025, cash of $6,065,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Multi-Strategy Total Return Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 353 $ (398) $ (45) $ — $ —
Barclays Bank 233 (46) 187 — 187
BNP Paribas — (27) (27) — —
BNY Mellon — (199) (199) 260 61
Canadian Imperial
Bank of Commerce 15 (21) (6) — —
Citibank 624 (1,305) (681) 770 89
Citigroup Global
Markets — (67) (67) — —
Deutsche Bank 264 (199) 65 (260) —
Goldman Sachs 1,187 (1,834) (647) 610 —
HSBC Bank 16 (140) (124) — —
JPMorgan Chase 959 (621) 338 (326) 12
Morgan Stanley 2,524 (2,265) 259 (450) —
RBC Capital
Markets — (34) (34) — —
RBC Dominion
Securities 230 (210) 20 — 20
Societe Generale 4 (26) (22) — —
Standard Chartered 56 (101) (45) — —
State Street 118 (85) 33 — 33
Toronto-Dominion
Bank 49 (147) (98) 270 172
UBS Investment
Bank 1,373 (678) 695 (783) —
Wells Fargo 112 (757) (645) 530 —
Total $ 8,117 $ (9,160)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Multi-Strategy Total Return Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 21% and 33% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value

T. ROWE PRICE Multi-Strategy Total Return Fund

of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 44% and
89% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder

T. ROWE PRICE Multi-Strategy Total Return Fund

the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended April 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 62% and 75% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk, equity price risk and commodity risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the

T. ROWE PRICE Multi-Strategy Total Return Fund

accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2025, the notional amount of protection sold by the fund totaled $11,815,000 (3.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Multi-Strategy Total Return Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 103%
and 108% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and

T. ROWE PRICE Multi-Strategy Total Return Fund

interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash

T. ROWE PRICE Multi-Strategy Total Return Fund

flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2025, the value of loaned securities was $3,236,000; the value of cash collateral and related investments was $3,272,000.

T. ROWE PRICE Multi-Strategy Total Return Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $126,247,000 and $127,843,000, respectively, for the six months ended April 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had
$63,365,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $299,585,000. Net unrealized gain aggregated
$2,668,000 at period-end, of which $19,467,000 related to appreciated investments and $16,799,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that

T. ROWE PRICE Multi-Strategy Total Return Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Multi-Strategy Total Return Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,081,000 remain subject to repayment by the fund at April 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2025, expenses incurred pursuant to these service agreements were $60,000 for
Investor
Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 12/31/27 12/31/27
(Waived)/repaid during the period ($000s) $(19) $(162)

T. ROWE PRICE Multi-Strategy Total Return Fund

Price Associates and $14,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2025, approximately 92% of the I Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of April 30, 2025.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management

T. ROWE PRICE Multi-Strategy Total Return Fund

Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Multi-Strategy Total Return Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Hong Kong Limited and T. Rowe Price International
Ltd (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Multi-Strategy Total Return Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1112-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025